Registration Nos. 033-06533/811-4521

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 40/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 35/X/
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T. Rowe Price State Tax-Free Income Trust

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering July 1, 2003
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On July 1, 2003, pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

July 1, 2003

Prospectus

T. Rowe Price

New York Tax-Free Money Fund

New York Tax-Free Bond Fund

A money market fund and a long-term bond fund seeking income that is exempt from federal, New York state, and New York City income taxes.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	7
	Some Characteristics of Municipal Securities	8
	Some Basics of Fixed-Income Investing	10

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	13
	Useful Information on Distributions and Taxes	16
	Transaction Procedures and Special Requirements	22
	Account Maintenance and Small Account Fees	24

3	More About the Funds
	Organization and Management	25
	Understanding Performance Information	27
	Investment Policies and Practices	28
	Financial Highlights	36

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	38
	Opening a New Account	39
	Purchasing Additional Shares	40
	Exchanging and Redeeming Shares	41
	Rights Reserved by the Funds	43
	Information About Your Services	44
	T. Rowe Price Brokerage	46
	Investment Information	47
	T. Rowe Price Privacy Policy	49
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T. Rowe Price State Tax-Free Income Trust

New York Tax-Free Money Fund

New York Tax-Free Bond Fund

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Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Funds 1

objective, strategy, risks, and expenses

What is each fund`s objective?

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Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.
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Bond Fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.
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What is each fund`s principal investment strategy?

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Money Fund will invest at least 65% of total assets in New York municipal securities, and at least 80% of the fund`s income is expected to be exempt from federal, New York state, and New York City income taxes. All securities held by the fund will mature in 13 months or less, and the fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities rated within the two highest short-term rating categories assigned by established rating agencies or, if unrated, by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price.
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Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal, New York state, and New York City income taxes. The fund`s weighted average maturity is expected to exceed 15 years. The fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may occasionally buy below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the fund`s noninvestment-grade bonds to exceed 5% of its net assets.
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In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond fund reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund`s maturity range to provide higher yield (and, in the case of the bond fund, greater appreciation) potential. Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond fund`s 5% "basket" for noninvestment-grade bonds. From time to time, a fund may invest a sig
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nificant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust a portfolio`s average maturity or quality or to shift assets into higher-yielding securities.
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Each fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal, New York state, and New York City income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable New York securities, each fund may invest in municipals whose interest is exempt from federal but not New York state income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of each fund`s annual income.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from New York municipal securities is exempt from federal, New York state, and New York City income taxes.

What are the main risks of investing in the funds?

Any of the following could cause a decline in either fund`s share price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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This risk is reduced for the money fund because of the highly rated securities in its portfolio.
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As of May 1, 2003, the state of New York was rated A2 by Moody`s and AA by Fitch and Standard & Poor`s.
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Each fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

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Derivatives risk (bond fund)  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.
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Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

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The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond fund`s share price will also fluctuate; when you sell your shares, you may lose money.
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How can I tell which fund is more appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for higher tax-free income and can accept the possibility of price declines in an effort to achieve income exempt from federal, New York state, and New York City income taxes, the bond fund could be an appropriate part of your overall investment strategy. If you are investing for tax-free income with principal stability and liquidity, you should consider the money market fund.

The funds are inappropriate for tax-deferred accounts, such as IRAs.

The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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The fund`s return for the three months ended 3/31/03 was 0.15%.	The fund`s return for the three months ended 3/31/03 was 1.08%.
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Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	10 years
Money Fund	0.94%	2.46%	2.57%
Lipper New York Tax-Exempt Money Market Funds Average	0.88	2.40	2.53
Bond Fund
Returns before taxes	9.67	5.49	6.38
Returns after taxes on distributions	9.67	5.41	6.26
Returns after taxes on distributions and sale of fund shares	7.75	5.33	6.13
Lehman Brothers Municipal Bond Index	9.60	6.06	6.71
Lipper New York Municipal Debt Funds Average	8.83	4.92	5.96
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Money funds are not required to show after-tax returns.

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Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.
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What fees or expenses will I pay?

The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/expense reimbursement	Net expenses
Money	0.42%	0.18%	0.60%	0.05%a	0.55%a
Bond	0.42	0.13	0.55	—	—
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.
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aEffective March 1, 2003, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through June 30, 2005, to the extent such fees or expenses would cause the ratio of expenses to average net assets to exceed 0.55%. Subject to shareholder approval, fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund`s expense ratio is below 0.55%; however, no reimbursement will be made after June 30, 2007, or if it would result in the expense ratio exceeding 0.55%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. The fund operated under previous expense limitations for which T. Rowe Price may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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Fund	1 year	3 years	5 years	10 years
Money	$56	$180	$323	$738
Bond	56	176	307	689
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other INFORMATION about the funds

What are the funds` potential rewards?

The regular income dividends you receive from the funds should be exempt from federal income taxes, and they should also be exempt from New York state and New York City taxes for shareholders who live in those jurisdictions.

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Money Fund is expected to provide tax-free income consistent with price stability.
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Bond Fund is expected to provide higher income than the Money Fund but with share price volatility.
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How does the portfolio manager try to reduce risk?

Consistent with each fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of New York general obligations?

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The state`s general obligation debt was rated AA by Standard & Poor`s and Fitch, and A2 by Moody`s, as of May 1, 2003. While Moody`s and S&P considered the state`s rating to be stable, Fitch placed the state`s rating on credit watch negative. The credit watch listing means that Fitch may lower the state`s rating at any time.
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Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which each fund may invest are subject to change at any time.
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What about the quality of the funds` other holdings?

In addition to the state`s general obligations, each fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in New York depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although as noted downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes. These dividends should also be exempt from your state and local income taxes (if any). However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

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The primary factor is your expected federal income tax rate, but state and local rates are also important. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide
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the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields based on federal tax rates only. If your state and local income tax rates were included, the taxable-equivalent yields would be higher.
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Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline. Since money funds are managed to maintain a stable share price, their yield and total return should be the same.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.
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What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

Do money market securities react to changes in interest rates?

Yes. As interest rates change, the prices of money market securities fluctuate, but changes are usually small because of their very short maturities. Investments are typically held until maturity in a money fund to help the fund maintain a $1.00 share price.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Funds 3

Organization and Management

How are the funds organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. Each portfolio is a nondiversified "open-end investment company," or mutual fund, and represents a separate pool of assets with different objectives and investment policies. The funds were organized in 1986. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by each fund`s portfolio managers.

Portfolio Management

Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund`s investment program. The Investment Advisory Committees comprise the following members:

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Money Fund  Joseph K. Lynagh, Chairman, M. Helena Condez, G. Richard Dent, T. Dylan Jones, Christopher C. Loop, Konstantine B. Mallas, and Edward A. Wiese. Mr. Lynagh has been chairman of the fund`s committee since 2000. He joined T. Rowe Price in 1991 and has been involved in the investment process since 1994.
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Bond Fund  Konstantine B. Mallas, Chairman, Christopher C. Loop, Joseph K. Lynagh, Hugh D. McGuirk, and Mary J. Miller. Mr. Mallas has been chairman of the fund`s committee since 2000. He joined T. Rowe Price in 1987 and has been involved in the tax-exempt bond management process since 1991.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds
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(except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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Each fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.10%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including, for the bond fund, certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  Each fund is registered as a nondiversified mutual fund. This means that the funds may invest a greater portion of their assets in a single issuer than diversified funds, which may subject the funds to greater risk of price declines. However, because each fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Operating policy (money fund)  Except as permitted by Rule 2a-7 under the Investment Company Act of 1940, with respect to 75% of the fund`s total assets, the money fund will not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. government securities or securities subject to certain types of guarantees.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal, New York state, and New York City income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal, New York state, and New York City income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. The money fund typically purchases a significant number of these securities; however, they may also be held by a bond fund. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The bond fund uses derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration. The money fund does not invest in high-risk, highly leveraged derivatives.
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The bond fund will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of a long-term (over 15-year maturity) investment-grade bond.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures (bond fund)  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds (bond fund)  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term
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securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Swaps (bond fund)  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% (10% for the money fund) of net assets.
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Types of Investment Management Practices

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Reserve Position (bond fund)
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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities (all funds) and Forwards (bond fund)
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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

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Portfolio Turnover (bond fund)
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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The bond fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about each fund`s financial history, is based on a single share outstanding throughout the periods shown. Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds` independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	Year ended February 28
Money Fund	1999	2000 a	2001	2002	2003

Net asset value,beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net investment income	0.028b	0.028b	0.034b	0.020b	0.009b
Net gains or losses on securities (both realized and unrealized)	—	—	—	—	—
Total from investment operations	0.028	0.028	0.034	0.020	0.009
Less Distributions
Dividends (from net investment income)	(0.028)	(0.028)	(0.034)	(0.020)	(0.009)
Distributions (fromcapital gains)	—	—	—	—	—
Total distributions	(0.028)	(0.028)	(0.034)	(0.020)	(0.009)
Net asset value,end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	2.81%b	2.79%b	3.44%b	2.02%b	0.88%b
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,119	$114,524	$115,274	$114,983	$112,059
Ratio of expenses to average net assets	0.55%b	0.55%b	0.55%b	0.55%b	0.55%b
Ratio of net income to average net assets	2.77%b	2.76%b	3.39%b	2.01%b	0.88%b
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aYear ended February 29.

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bExcludes expenses in excess of a 0.55% contractual expense limitation in effect through February 28, 2003.
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Table 8  Financial Highlights (continued)
	Year ended February 28
Bond Fund	1999	2000 a	2001	2002	2003

Net asset value,beginning of period	$11.26	$11.23	$10.20	$10.96	$11.12
Income From Investment Operations
Net investment income	0.53	0.52	0.53	0.52	0.50
Net gains or losses on securities (both realized and unrealized)	0.13	(1.02)	0.76	0.15	0.31
Total from investment operations	0.66	(0.50)	1.29	0.67	0.81
Less Distributions
Dividends (from net investment income)	(0.53)	(0.52)	(0.53)	(0.51)	(0.50)
Distributions (fromcapital gains)	(0.16)	(0.01)	—	—	—
Total distributions	(0.69)	(0.53)	(0.53)	(0.51)	(0.50)
Net asset value,end of period	$11.23	$10.20	$10.96	$11.12	$11.43
Total return	6.08%	(4.47)%	12.98%	6.27%	7.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216,010	$180,243	$205,462	$219,004	$231,325
Ratio of expenses to average net assets	0.59%	0.58%	0.56%	0.56%	0.55%
Ratio of net income to average net assets	4.77%	4.94%	5.03%	4.68%	4.47%
Portfolio turnover rate	55.4%	77.5%	36.1%	33.5%	30.0%
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aYear ended February 29.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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C04-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

July 1, 2003

Prospectus

T. Rowe Price

Maryland Tax-Free Money Fund

Maryland Short-Term Tax-Free Bond Fund

Maryland Tax-Free Bond Fund

A money market fund and short- and long-term bond funds seeking income that is exempt from federal and Maryland state and local income taxes.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	8
	Some Characteristics of Municipal Securities	10
	Some Basics of Fixed-Income Investing	11

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	14
	Useful Information on Distributions and Taxes	17
	Transaction Procedures and Special Requirements	23
	Account Maintenance and Small Account Fees	25

3	More About the Funds
	Organization and Management	26
	Understanding Performance Information	28
	Investment Policies and Practices	29
	Financial Highlights	37

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	41
	Opening a New Account	42
	Purchasing Additional Shares	43
	Exchanging and Redeeming Shares	44
	Rights Reserved by the Funds	46
	Information About Your Services	47
	T. Rowe Price Brokerage	49
	Investment Information	50
	T. Rowe Price Privacy Policy	52
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T. Rowe Price State Tax-Free Income Trust

Maryland Tax-Free Money Fund

Maryland Short-Term Tax-Free Bond Fund

Maryland Tax-Free Bond Fund

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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Funds 1

objective, strategy, risks, and expenses

What is each fund`s objective?

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Tax-Free Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
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Short-Term Tax-Free Bond Fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
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Tax-Free Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.
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What is each fund`s principal investment strategy?

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Tax-Free Money Fund will invest at least 65% of total assets in Maryland municipal securities and at least 80% of the fund`s income is expected to be exempt from federal and Maryland state and local income taxes. All securities held by the fund will mature in 13 months or less and the fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest short-term categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price.
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Short-Term Tax-Free Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Maryland state and local income taxes. The portfolio`s weighted average maturity will not exceed three years, but there is no maturity limit on individual securities.
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Tax-Free Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Maryland state and local income taxes. Its weighted average maturity is expected to exceed 15 years.
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Each bond fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The bond funds may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the funds` noninvestment-grade bonds to exceed 5% of its net assets.
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In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond funds reflect the managers` outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the managers capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund`s maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation) potential. Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond funds` 5% "baskets" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust a portfolio`s average maturity or quality or to shift assets into higher-yielding securities.
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Each fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable Maryland securities, each fund may invest in municipals whose interest is exempt from federal but not Maryland income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of each fund`s annual income.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from Maryland municipal securities is exempt from federal and Maryland state and local income taxes.

What are the main risks of investing in the funds?

Any of the following could cause a decline in your fund`s price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. This risk is minimal for the money fund.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. This risk is reduced for the money fund because of the highly rated securities in its portfolio.
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As of May 27, 2003, the state of Maryland was rated AAA by Moody`s, Standard & Poor`s, and Fitch.
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Each fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk (bond funds)  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

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The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share prices will also fluctuate; when you sell your shares, you may lose money.
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How can I tell which fund is most appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you will need your principal in a relatively short time or want to minimize share price volatility, the Short-Term Tax-Free Bond Fund may be a good choice. However, if you are investing for higher tax-free income and can tolerate more share price volatility, you should consider the longer-term bond fund. If you are investing for tax-free income with principal stability and liquidity, you should consider the money market fund.

The funds are inappropriate for tax-deferred accounts, such as IRAs.

The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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The fund`s return for the three months ended 3/31/03 was 0.17%.	The fund`s return for the three months ended 3/31/03 was 0.43%.
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The fund`s return for the three months ended 3/31/03
was 1.10%.
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Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Tax-Free Money Fund	1.04%	—	1.50%	3/30/01
Lipper Other States Tax-Exempt Money Market Funds Average	0.92	—	1.44
Short-Term Tax-Free Bond Fund
Returns before taxes	4.10	4.30%	4.29	1/29/93
Returns after taxes on distributions	4.10	4.30	4.29
Returns after taxes on distributions and sale of fund shares	3.65	4.17	4.19
Lehman Brothers 3-Year State General Obligation Municipal Bond Index	6.76	5.25	5.12
Lipper Short Municipal Debt Funds Average	3.91	4.07	4.11
Tax-Free Bond Fund
Returns before taxes	9.47	5.66	6.35	3/31/87
Returns after taxes on distributions	9.43	5.64	6.31
Returns after taxes on distributions and sale of fund shares	7.73	5.53	6.17
Lehman Brothers Municipal Bond Index	9.60	6.06	6.71
Lipper Maryland Municipal Debt Funds Average	8.21	4.76	5.75
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers 3-Year GO Bond Index is an unmanaged index that tracks debt instruments.

Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

What fees or expenses will I pay?

The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/expense reimbursement	Net expenses
Tax-Free Money	0.42%	0.25%	0.67%	0.12%a	0.55%a
Short-TermTax-Free Bond	0.42	0.12	0.54	—	—
Tax-Free Bond	0.42	0.07	0.49	—	—
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

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aEffective March 1, 2003, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through June 30, 2005, to the extent such fees or expenses would cause the ratio of expenses to average net assets to exceed 0.55%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund`s expense ratio is below 0.55%; however, no reimbursement will be made after June 30, 2007, or if it would result in the expense ratio exceeding 0.55%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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Fund	1 year	3 years	5 years	10 years
Tax-Free Money	$56	$185	$344	$807
Short-Term Tax-Free Bond	55	173	302	677
Tax-Free Bond	50	157	274	616

other INFORMATION about the funds

What are the funds` potential rewards?

The regular income dividends you receive from the funds should be exempt from federal income taxes. They should also be exempt from Maryland state taxes for shareholders who live in Maryland.

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Tax-Free Money Fund is expected to provide tax-free income consistent with price stability.
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Short-Term Tax-Free Bond Fund is expected to provide a higher level of tax-free income than the Tax-Free Money Fund and less share price volatility than the Tax-Free Bond Fund.
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Tax-Free Bond Fund is expected to provide higher income and also have greater share price fluctuation than the Short-Term Tax-Free Bond Fund.
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How does the portfolio manager try to reduce risk?

Consistent with each fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of Maryland general obligations?

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The state`s general obligation debt was rated AAA by Moody`s, Standard & Poor`s, and Fitch as of May 27, 2003. The high quality ratings reflect Maryland`s strong financial and debt management practices and generally stable economic performance. Maryland`s economic growth has slowed due to the national economic slowdown; however, Maryland has fared well compared to other states because of its relatively small manufacturing sector. As a result of this slowdown, the state concluded its fiscal year ending June 30, 2002, with a net decrease in reserves. These reserves were built up during the economic expansion and are being utilized to cushion the current slowdown.
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Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which each fund may invest are subject to change at any time.

What about the quality of the funds` other holdings?

In addition to the state`s general obligations, each fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although as noted downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes.These dividends should also be exempt from your state and local income taxes (if any). However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, each fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

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The primary factor is your expected federal income tax rate, but state and local rates are also important. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields based on federal tax rates only. If your state and local income tax rates were included, the taxable-equivalent yields would be higher.
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Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline. Since money funds are managed to maintain a stable share price, their yield and total return should be the same.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.
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What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

Do money market securities react to changes in interest rates?

Yes. As interest rates change, the prices of money market securities fluctuate, but changes are usually small because of their very short maturities. Investments are typically held until maturity in a money fund to help the fund maintain a $1.00 share price.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Funds 3

Organization and Management

How are the funds organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. Each portfolio is a nondiversified "open-end investment company," or mutual fund, and represents a separate pool of assets with different objectives and investment policies. The Tax-Free Bond Fund was organized in 1987, the Short-Term Tax-Free Bond Fund was organized in 1993, and the Tax-Free Money Fund was organized in 2001. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by each fund`s portfolio managers.

Portfolio Management

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Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund`s investment program. The Investment Advisory Committees comprise the following members:
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Tax-Free Money Fund  Joseph K. Lynagh, Chairman, Linda A. Brisson, M. Helena Condez, G. Richard Dent, Charles B. Hill, T. Dylan Jones, Hugh D. McGuirk, and Edward A. Wiese. Mr. Lynagh has been chairman of the fund`s committee since its inception. He joined T. Rowe Price in 1991 and has been involved in the investment process since 1994.
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Short-Term Tax-Free Bond Fund  Charles B. Hill, Chairman, Philip J. Kligman, Marcy M. Lash, Joseph K. Lynagh, Hugh D. McGuirk, and Timothy G. Taylor. Mr. Hill has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.
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Tax-Free Bond Fund  Hugh D. McGuirk, Chairman, Charles B. Hill, Marcy M. Lash, Konstantine B. Mallas, Mary J. Miller, and Timothy G. Taylor. Mr. McGuirk has been chairman of the fund`s committee since 2000. He has been a member of the fund`s advisory committee since 1995 and has been involved in the municipal bond management process at T. Rowe Price since 1993.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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Each fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.10%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

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Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including, for the bond funds, certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  Each fund is registered as a nondiversified mutual fund. This means that the funds may invest a greater portion of their assets in a single issuer than diversified funds, which may subject the funds to greater risk of price declines. However, because each fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Operating policy (money fund)  Except as permitted by Rule 2a-7 under the Investment Company Act of 1940, with respect to 75% of the fund`s total assets, the money fund will not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. government securities or securities subject to certain types of guarantees.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal and Maryland state and local income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal and Maryland state and local income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. The money fund typically purchases a significant number of these securities; however, they may also be held by a bond fund. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The bond funds use derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration. The money fund does not invest in high-risk, highly leveraged derivatives.
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The bond funds will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of 1) a three-year investment-grade bond for the Short-Term Tax-Free Bond Fund; or 2) a long-term (15-year maturity) investment-grade bond for the Tax-Free Bond Fund.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures (bond funds)  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds (bond funds)  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond
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counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.
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Swaps (bond funds)  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% (10% for the money fund) of net assets.
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Types of Investment Management Practices

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Reserve Position (bond funds)
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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities (all funds) and Forwards (bond funds)
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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates,
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typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

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Portfolio Turnover (bond funds)
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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The bond funds` portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about each fund`s financial history, is based on a single share outstanding throughout the periods shown. Each fund`s section of the table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds` independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	3/30/01* through 2/28/02	Year ended February 28 2003
Tax-Free Money Fund

Net asset value,beginning of period	$1.000	$1.000
Income From Investment Operations
Net investment income	0.018a	0.010a
Net gains or losses on securities (both realized and unrealized)	—	—
Total from investment operations	0.018a	0.010a
Less Distributions
Dividends (from net investment income)	(0.018)	(0.010)
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	(0.018)	(0.010)
Net asset value,end of period	$1.000	$1.000
Total return	1.78%a	0.97%a
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,291	$72,009
Ratio of expenses to average net assets	0.55%ab	0.55%a
Ratio of net income to average net assets	1.72%ab	0.94%a
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*Inception date.
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aExcludes expenses in excess of a 0.55% contractual expense limitation in effect through February 28, 2003.
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bAnnualized.
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Table 8  Financial Highlights (continued)
	Year ended February 28
Short-Term Tax-Free Bond Fund	1999	2000a	2001	2002	2003

Net asset value,beginning of period	$5.14	$5.17	$5.04	$5.17	$5.26
Income From Investment Operations
Net investment income	0.19b	0.19b	0.20b	0.18	0.15
Net gains or losses on securities (both realized and unrealized)	0.03	(0.13)	0.13	0.09	0.04
Total from investment operations	0.22	0.06	0.33	0.27	0.19
Less Distributions
Dividends (from net investment income)	(0.19)	(0.19)	(0.20)	(0.18)	(0.15)
Distributions (fromcapital gains)	—	—	—	—	—
Total distributions	(0.19)	(0.19)	(0.20)	(0.18)	(0.15)
Net asset value, end of period	$5.17	$5.04	$5.17	$5.26	$5.30
Total return	4.46%b	1.16%b	6.60%b	5.32%	3.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,552	$124,135	$117,477	$158,145	$229,461
Ratio of expenses to average net assets	0.62%b	0.60%b	0.60%b	0.59%	0.54%
Ratio of net income to average net assets	3.80%b	3.70%b	3.85%b	3.45%	2.76%
Portfolio turnover rate	46.4%	41.4%	29.2%	23.8%	31.9%
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aYear ended February 29.

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bExcludes expenses in excess of a 0.60% contractual expense limitation in effect through February 28, 2003.
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Table 8 Financial Highlights (continued)
	Year ended February 28
Tax-Free Bond Fund	1999	2000a	2001	2002	2003

Net asset value,beginning of period	$10.67	$10.73	$9.87	$10.48	$10.64
Income From Investment Operations
Net investment income	0.54	0.53	0.53	0.52	0.50
Net gains or losses on securities (both realized and unrealized)	0.06	(0.85)	0.61	0.15	0.32
Total from investment operations	0.60	(0.32)	1.14	0.67	0.82
Less Distributions
Dividends (from net investment income)	(0.54)	(0.53)	(0.53)	(0.51)	(0.50)
Distributions (fromcapital gains)	—	(0.01)	—	—	(0.02)
Total distributions	(0.54)	(0.54)	(0.53)	(0.51)	(0.52)
Net asset value,end of period	$10.73	$9.87	$10.48	$10.64	$10.94
Total return	5.80%	(2.98)%	11.87%	6.56%	7.87%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,063	$979	$1,110	$1,229	$1,348
Ratio of expenses to average net assets	0.51%	0.51%	0.49%	0.49%	0.49%
Ratio of net income to average net assets	5.10%	5.23%	5.24%	4.87%	4.62%
Portfolio turnover rate	15.4%	29.2%	19.3%	18.5%	19.4%
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aYear ended February 29.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).
By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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C12-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

July 1, 2003

Prospectus

T. Rowe Price

Virginia Tax-Free Bond Fund

A long-term bond fund seeking income that is exempt from federal and Virginia state income taxes.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	6
	Some Characteristics of Municipal Securities	7
	Some Basics of Fixed-Income Investing	9

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	11
	Useful Information on Distributions and Taxes	14
	Transaction Procedures and Special Requirements	20
	Account Maintenance and Small Account Fees	22

3	More About the Fund
	Organization and Management	23
	Understanding Performance Information	24
	Investment Policies and Practices	26
	Financial Highlights	33

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	35
	Opening a New Account	36
	Purchasing Additional Shares	37
	Exchanging and Redeeming Shares	38
	Rights Reserved by the Funds	40
	Information About Your Services	41
	T. Rowe Price Brokerage	43
	Investment Information	44
	T. Rowe Price Privacy Policy	46
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T. Rowe Price State Tax-Free Income Trust

Virginia Tax-Free Bond Fund

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

What is the fund`s principal investment strategy?

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The fund will invest so that, under normal market conditions, at least 80% of the fund`s net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Virginia state income taxes. Its weighted average maturity is expected to exceed 15 years.
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The fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the fund`s noninvestment-grade bonds to exceed 5% of its net assets.

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Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter maturity may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the fund`s 5% "basket" for noninvestment-grade bonds. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or quality or to shift assets into higher-yielding securities.
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The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Virginia state income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable Virginia securities, the fund may invest in municipals whose interest is exempt from federal but not Virginia state income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of the fund`s annual income.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from Virginia municipal securities is exempt from federal and Virginia state income taxes.

What are the main risks of investing in the fund?

Any of the following could cause a decline in your fund`s price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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As of May 27, 2003, the state of Virginia was rated Aaa by Moody`s and AAA by Standard & Poor`s and Fitch. While Standard & Poor`s and Fitch maintained stable outlooks, Moody`s revised its outlook to negative in December 2001 coincident with Virginia`s announcement of a sizable budget gap. The gap has since been closed.
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The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you can accept the possibility of share price declines in an effort to achieve income exempt from federal and Virginia state income taxes, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal stability and liquidity, you should consider a money market fund.

The fund is inappropriate for tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

The fund`s return for the three months ended 3/31/03 was 1.15%.

Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	10 years
Virginia Tax-Free Bond Fund
Returns before taxes	9.72%	5.72%	6.46%
Returns after taxes on distributions	9.72	5.67	6.38
Returns after taxes on distributions and sale of fund shares	7.78	5.54	6.21
Lehman Brothers Municipal Bond Index	9.60	6.06	6.71
Lipper Virginia Municipal Debt Funds Average	8.09	4.75	5.85
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.
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What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.42%
Other expenses	0.10%
Total annual fund operating expenses	0.52%
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
*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$53	$167	$291	$653
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other INFORMATION about the fund

What are the fund`s potential rewards?

The regular income dividends you receive from the fund should be exempt from federal income taxes. They should also be exempt from Virginia state taxes for shareholders who live in Virginia.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of Virginia general obligations?

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As of May 27, 2003, Virginia`s debt was rated Aaa by Moody`s and AAA by Standard & Poor`s and Fitch. The Virginia constitution limits the issuance of general obligation debt to 1.15 times average tax revenues for the past three fiscal years. Additional restrictions are imposed for bonds issued for certain other purposes. The state has substantial capacity to issue additional debt within these limits.
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Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which the fund may invest are subject to change at any time.

What about the quality of the fund`s other holdings?

In addition to the state`s general obligations, the fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Virginia depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although as noted downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes. These dividends should also be exempt from your state and local income taxes (if any). However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

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The primary factor is your expected federal income tax rate, but state and local rates are also important. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields based on federal tax rates only. If your state and local income tax rates were included, the taxable-equivalent yields would be higher.
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Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Fund 3

Organization and Management

How is the fund organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. The fund was organized in 1991 and is a nondiversified "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

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The fund has an Investment Advisory Committee with the following members: Hugh D. McGuirk, Chairman, Linda A. Brisson, Konstantine B. Mallas, Mary J. Miller, and Timothy G. Taylor. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. McGuirk has been chairman of the fund`s committee since 1997. He joined T. Rowe Price in 1993 and has been managing investments since 1997.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.10%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

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Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in a single issuer than a diversified fund, which may subject the fund to greater risk of price declines. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal and Virginia state income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal and Virginia state income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The fund uses derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration.
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The fund will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of a long-term (over 15-year maturity) investment-grade bond.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.
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Swaps  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% of net assets.
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Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities and Forwards
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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	Year ended February 28
	1999	2000*	2001	2002	2003

Net asset value,beginning of period	$11.45	$11.45	$10.55	$11.26	$11.43
Income From Investment Operations
Net investment income	0.55	0.54	0.56	0.53	0.52
Net gains or losses on securities (both realized and unrealized)	0.12	(0.90)	0.71	0.17	0.37
Total from investment operations	0.67	(0.36)	1.27	0.70	0.89
Less Distributions
Dividends (from net investment income)	(0.55)	(0.54)	(0.56)	(0.53)	(0.52)
Distributions (fromcapital gains)	(0.12)	—	—	—	—
Total distributions	(0.67)	(0.54)	(0.56)	(0.53)	(0.52)
Net asset value,end of period	$11.45	$10.55	$11.26	$11.43	$11.80
Total return	6.02%	(3.16%)	12.30%	6.40%	7.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$278,812	$261,992	$318,387	$361,819	$406,811
Ratio of expenses to average net assets	0.57%	0.55%	0.54%	0.53%	0.52%
Ratio of net income to average net assets	4.83%	4.96%	5.10%	4.73%	4.49%
Portfolio turnover rate	47.3%	48.1%	38.1%	47.1%	33.5%
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Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F48-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

July 1, 2003

Prospectus

T. Rowe Price

New Jersey
Tax-Free
Bond Fund

A long-term bond fund seeking income exempt from federal and New Jersey income taxes.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	6
	Some Characteristics of Municipal Securities	7
	Some Basics of Fixed-Income Investing	9

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	12
	Useful Information on Distributions and Taxes	15
	Transaction Procedures and Special Requirements	21
	Account Maintenance and Small Account Fees	23

3	More About the Fund
	Organization and Management	24
	Understanding Performance Information	25
	Investment Policies and Practices	27
	Financial Highlights	34

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	36
	Opening a New Account	37
	Purchasing Additional Shares	38
	Exchanging and Redeeming Shares	39
	Rights Reserved by the Funds	41
	Information About Your Services	42
	T. Rowe Price Brokerage	44
	Investment Information	45
	T. Rowe Price Privacy Policy	47
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T. Rowe Price State Tax-Free Income Trust

New Jersey Tax-Free Bond Fund

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.

 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks to provide the highest level of income exempt from federal and New Jersey income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

What is the fund`s principal investment strategy?

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The fund will invest so that, under normal market conditions, at least 80% of the fund`s net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and New Jersey state income tax. The fund`s weighted average maturity is expected to exceed 15 years.
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The fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the fund`s noninvestment-grade bonds to exceed 5% of its net assets.

Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter maturity may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the fund`s 5% "basket" for noninvestment-grade bonds. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or quality or to shift assets into higher-yielding securities.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and New Jersey income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable New Jersey securities, the fund may invest in municipals whose interest is exempt from federal but not New Jersey income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of the fund`s annual income.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from New Jersey municipal securities is exempt from federal and New Jersey income taxes.

What are the main risks of investing in the fund?

Any of the following could cause a decline in your fund`s price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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As of May 1, 2003, the state of New Jersey was rated Aa2 by Moody`s, AA by Standard & Poor`s, and AA by Fitch.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you can accept the possibility of share price declines in an effort to achieve income exempt from federal and New Jersey income taxes, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal stability and liquidity, you should consider a money market fund.

The fund is inappropriate for tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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The fund`s return for the three months ended 3/31/03 was 1.11%.
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Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	10 years
New Jersey Tax-Free Bond Fund
Returns before taxes	9.69%	5.47%	6.29%
Returns after taxes on distributions	9.69	5.47	6.23
Returns after taxes on distributions and sale of fund shares	7.83	5.34	6.07
Lehman Brothers Municipal Bond Index	9.60	6.06	6.71
Lipper New Jersey Municipal Debt Funds Average	8.09	4.67	5.80
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.42%
Other expenses	0.17%
Total annual fund operating expenses	0.59%
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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1 year	3 years	5 years	10 years
$60	$189	$329	$738
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other INFORMATION about the fund

What are the fund`s potential rewards?

The regular income dividends you receive from the fund should be exempt from federal income taxes. They will also be exempt from New Jersey taxes for shareholders who live in New Jersey.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of New Jersey general obligations?

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The state`s general obligation debt was rated Aa2 by Moody`s, AA by Standard & Poor`s, and AA by Fitch as of May 1, 2003. The high quality ratings reflect New Jersey`s historically strong financial and debt management practices and stable economic performance. However, New Jersey has struggled financially during the national economic slowdown. Concerns over its budgetary imbalance caused Moody`s and Fitch to downgrade the state`s credit rating from Aa1 and AA+, respectively. While S&P considered the state`s rating to be stable, Moody`s maintained a negative outlook and Fitch placed the state`s rating on credit watch negative. A negative outlook or watch listing indicates that additional downgrades may occur in the near future. Nevertheless, New Jersey retains several strengths including a large and diverse economy, high personal income levels, and a sustainable debt burden.
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Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which the fund may invest are subject to change at any time.

What about the quality of the fund`s other holdings?

In addition to the state`s general obligations, the fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in New Jersey depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although, as noted, downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes.These dividends should also be exempt from your state and local income tax (if any). However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

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The primary factor is your expected federal income tax rate, but state and local rates are also important. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields based on federal tax rates only. If your state and local income tax rates were included, the taxable-equivalent yields would be higher.
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Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Fund 3

Organization and Management

How is the fund organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. The fund was organized in 1991 and is a nondiversified, "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

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The fund has an Investment Advisory Committee with the following members: Konstantine B. Mallas, Chairman, Christopher C. Loop, Hugh D. McGuirk, and Mary J. Miller. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Mallas has been chairman of the fund`s committee since 2000. He joined T. Rowe Price in 1987 and has been managing investments since 1994.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.10%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

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Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in a single issuer than a diversified fund, which may subject the fund to greater risk of price declines. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal and New Jersey income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal and New Jersey income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The fund uses derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration.
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The fund will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of a long-term (over 15-year maturity) investment-grade bond.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.
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Swaps  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% of net assets.
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Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities and Forwards

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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	Year ended February 28
	1999	2000a	2001	2002	2003

Net asset value,beginning of period	$11.51	$11.62	$10.62	$11.33	$11.50
Income From Investment Operations
Net investment income	0.55b	0.54	0.55	0.54	0.54
Net gains or losses on securities (both realized and unrealized)	0.11	(1.00)	0.71	0.17	0.34
Total from investment operations	0.66	(0.46)	1.26	0.71	0.88
Less Distributions
Dividends (from net investment income)	(0.55)	(0.54)	(0.55)	(0.54)	(0.54)
Distributions (fromcapital gains)	—	—	—	—	—
Total distributions	(0.55)	(0.54)	(0.55)	(0.54)	(0.54)
Net asset value,end of period	$11.62	$10.62	$11.33	$11.50	$11.84
Total return	5.81%b	(4.06%)	12.18%	6.46%	7.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,637	$104,298	$121,824	$129,504	$148,333
Ratio of expenses to average net assets	0.65%b	0.65%	0.63%	0.60%	0.59%
Ratio of net income to average net assets	4.72%b	4.84%	5.04%	4.80%	4.63%
Portfolio turnover rate	25.5%	50.2%	24.6%	17.0%	14.7%

aYear ended February 29.

bExcludes expenses in excess of a 0.65% voluntary expense limitation in effect through February 28, 1999.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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
A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F47-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

July 1, 2003

Prospectus

T. Rowe Price

Florida Intermediate
Tax-Free Fund

A bond fund seeking income exempt from federal income tax and principal exempt from the Florida intangibles tax.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	6
	Some Characteristics of Municipal Securities	7
	Some Basics of Fixed-Income Investing	9

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	12
	Useful Information on Distributions and Taxes	15
	Transaction Procedures and Special Requirements	21
	Account Maintenance and Small Account Fees	23

3	More About the Fund
	Organization and Management	24
	Understanding Performance Information	25
	Investment Policies and Practices	27
	Financial Highlights	34

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	36
	Opening a New Account	37
	Purchasing Additional Shares	38
	Exchanging and Redeeming Shares	39
	Rights Reserved by the Funds	41
	Information About Your Services	42
	T. Rowe Price Brokerage	44
	Investment Information	45
	T. Rowe Price Privacy Policy	47

T. Rowe Price State Tax-Free Income Trust

Florida Intermediate Tax-Free Fund

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

An investment in the fund is expected to be exempt from the Florida intangibles personal property tax.

For a detailed discussion of this tax and the fund`s eligibility for exemption, please see Useful Information on Distributions and Taxes.

What is the fund`s principal investment strategy?

Normally, at least 80% of the fund`s income is expected to be exempt from federal income tax and the fund will invest at least 80% of its net assets in securities that are exempt from the Florida intangibles tax. At least 95% of the bonds purchased by the fund will be rated AAA or AA by at least one national rating organization. Up to 5% may be rated A at the time of purchase. The fund may purchase unrated bonds if T. Rowe Price believes they are of comparable quality. The fund`s weighted average maturity is expected to vary between five and 10 years.

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Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter maturity may be favored if rates are expected to rise. And if our economic outlook is positive, we may invest in lower-rated securities with higher yields. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or quality or to shift assets into higher-yielding securities.
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The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable Florida securities and when deemed by T. Rowe Price to be in the fund`s best interest, the fund may invest up to 20% of its net assets in a fiscal year in municipal securities that are not exempt from the Florida intangibles property tax. Every effort will be made to minimize such investments.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

We expect the fund`s income to be exempt from federal income taxes and its principal exempt from the state`s intangibles property tax.

What are the main risks of investing in the fund?

Any of the following could cause a decline in your fund`s price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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As of May 1, 2003, the state of Florida`s general obligation bonds were rated Aa2 by Moody`s, AA+ by Standard & Poor`s, and AA by Fitch.
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The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals. In addition, if the Florida intangibles tax were lowered, the value of Florida municipals could be adversely affected.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you can accept the possibility of share price declines in an effort to achieve income exempt from federal income tax and principal exempt from the Florida intangibles personal property tax, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal stability and liquidity, you should consider a money market fund.

The fund is inappropriate for tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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The fund`s return for the three months ended 3/31/03 was 0.89%.
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Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	Since inception (3/31/93)
Florida Intermediate Tax-Free Fund
Returns before taxes	8.77%	5.27%	5.66%
Returns after taxes on distributions	8.77	5.26	5.63
Returns after taxes on distributions and sale of fund shares	7.01	5.08	5.43
Lehman Brothers 7-Year General Obligation Municipal Bond Index	9.99	5.99	6.16
Lipper Florida Intermediate Municipal Debt Funds Average	7.75	4.79	5.01
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers 7-Year General Obligation Municipal Bond Index: An unmanaged index for the total return of intermediate maturity (between six and eight years) investment-grade municipals.
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What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.37%
Other expenses	0.17%
Total annual fund operating expenses	0.54%
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$55	$173	$302	$677
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other INFORMATION about the fund

What are the fund`s potential rewards?

The regular income dividends you receive from the fund should be exempt from federal income taxes. Your principal is also expected to be exempt from the Florida intangibles personal property tax for shareholders who live in Florida.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of Florida general obligations?

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As of May 1, 2003, Florida`s general obligation bonds were rated Aa2 by Moody`s, AA+ by Standard & Poor`s, and AA by Fitch. Moody`s revised the state`s outlook to stable from negative in July 2002, citing recent signs of improvements in the state`s sales tax revenue collections and the state`s tradition of conservative fiscal management. Standard & Poor`s and Fitch affirmed their stable outlook on the state. By constitution and statute, the state must maintain a balanced budget. Florida`s economy is very reliant on tourism and receipts from its collections on its sales and use tax which accounts for 84% of the state`s total revenue into its general fund. For fiscal 2002 Florida`s general fund revenue collections achieved slight growth while its sales and use tax receipts were down slightly from 2001. Florida`s debt levels have grown significantly over the past few years. The state has, however, taken steps to ensure debt affordability and moderate its growth to manageable levels.
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Credit ratings and the financial and economic conditions of the state and local governments, public authorities, or others in which the fund may invest are subject to change at any time.

What about the quality of the fund`s other holdings?

In addition to the state`s general obligations, the fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Florida depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although as noted downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes. However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

The primary factor is your expected federal income tax rate. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields.

Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.
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What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Fund 3

Organization and Management

How is the fund organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. The fund was organized in 1993 and is a nondiversified "open-end investment company," or mutual fund. In 1998, the fund changed its name from the Florida Insured Intermediate Tax-Free Fund to its current name. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

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The fund has an Investment Advisory Committee with the following members: Charles B. Hill, Chairman, Jonathan M. Chirunga, Philip J. Kligman, Konstantine B. Mallas, and Timothy G. Taylor. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Hill has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.05%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

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Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in a single issuer than a diversified fund, which may subject the fund to greater risk of price declines. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remar
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keted and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The fund uses derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration.
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The fund will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of an intermediate-term (5- to 10-year maturity) investment-grade bond.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.
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Swaps  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% of net assets.
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Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities and Forwards
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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset
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value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	Year ended February 28
	1999	2000 a	2001	2002	2003

Net asset value,beginning of period	$10.75	$10.86	$10.24	$10.76	$10.93
Income From Investment Operations
Net investment income	0.46b	0.46	0.47	0.45	0.45
Net gains or losses on securities (both realized and unrealized)	0.11	(0.60)	0.52	0.17	0.30
Total from investment operations	0.57	(0.14)	0.99	0.62	0.75
Less Distributions
Dividends (from net investment income)	(0.46)	(0.46)	(0.47)	(0.45)	(0.45)
Distributions (fromcapital gains)	—	(0.02)	—	—	—
Total distributions	(0.46)	(0.48)	(0.47)	(0.45)	(0.45)
Net asset value,end of period	$10.86	$10.24	$10.76	$10.93	$11.23
Total return	5.37%b	(1.32)%	9.86%	5.92%	6.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,620	$84,116	$92,003	$105,433	$112,202
Ratio of expenses to average net assets	0.60%b	0.60%	0.59%	0.56%	0.54%
Ratio of net income to average net assets	4.23%b	4.35%	4.46%	4.19%	4.03%
Portfolio turnover rate	26.9%	30.9%	19.5%	15.3%	12.8%
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aYear ended February 29.
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bExcludes expenses in excess of a 0.60% contractual expense limitation in effect through February 28, 1999.
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Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F91-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

July 1, 2003

Prospectus

T. Rowe Price

Georgia Tax-Free
Bond Fund

A long-term bond fund seeking income exempt from federal and Georgia state income taxes.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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
1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	6
	Some Characteristics of Municipal Securities	7
	Some Basics of Fixed-Income Investing	9

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	11
	Useful Information on Distributions and Taxes	14
	Transaction Procedures and Special Requirements	20
	Account Maintenance and Small Account Fees	22

3	More About the Fund
	Organization and Management	23
	Understanding Performance Information	24
	Investment Policies and Practices	26
	Financial Highlights	33

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	35
	Opening a New Account	36
	Purchasing Additional Shares	37
	Exchanging and Redeeming Shares	38
	Rights Reserved by the Funds	40
	Information About Your Services	41
	T. Rowe Price Brokerage	43
	Investment Information	44
	T. Rowe Price Privacy Policy	46
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

T. Rowe Price State Tax-Free Income Trust

Georgia Tax-Free Bond Fund

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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $139.9 billion, including $8.6 billion in municipal fixed-income assets, for more than eight million individual and institutional investor accounts as of March 31, 2003.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

What is the fund`s principal investment strategy?

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The fund will invest so that, under normal market conditions, at least 80% of the fund`s net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Georgia state income taxes. The fund`s weighted average maturity is expected to exceed 15 years.
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The fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the fund`s noninvestment-grade bonds to exceed 5% of its net assets.

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Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter maturity may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the fund`s 5% "basket" for noninvestment-grade bonds. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or quality or to shift assets into higher-yielding securities.
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The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Georgia state income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

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Due to seasonal variations in the supply of suitable Georgia securities, the fund may invest in municipals whose interest is exempt from federal but not Georgia state income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of the fund`s annual income.
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While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from Georgia municipal securities is exempt from federal and Georgia state income taxes.

What are the main risks of investing in the fund?

Any of the following could cause a decline in your fund`s price or income.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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Credit risk  This is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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As of May 15, 2003, the state of Georgia`s general obligation bonds were rated Aaa by Moody`s and AAA by Standard & Poor`s and Fitch.
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The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

Nondiversified risk  Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

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Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
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Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government-backed.

Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you can accept the possibility of share price declines in an effort to achieve income exempt from federal and Georgia state income taxes, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal stability and liquidity, you should consider a money market fund.

The fund is inappropriate for tax-deferred accounts, such as IRAs.

The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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The fund`s return for the three months ended 3/31/03 was 0.80%.
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Table 1  Average Annual Total Returns
	Periods ended December 31, 2002
	1 year	5 years	Since inception (3/31/93)
Georgia Tax-Free Bond Fund
Returns before taxes	8.87%	5.42%	6.27%
Returns after taxes on distributions	8.87	5.42	6.24
Returns after taxes on distributions and sale of fund shares	7.22	5.28	6.03
Lehman Brothers Municipal Bond Index	9.60	6.06	6.48
Lipper Georgia Municipal Debt Funds Average	8.40	4.82	5.81
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.42%
Other expenses	0.23%
Total annual fund operating expenses	0.65%
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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1 year	3 years	5 years	10 years
$66	$208	$362	$810
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other INFORMATION about the fund

What are the fund`s potential rewards?

The regular income dividends you receive from the fund should be exempt from federal income taxes. They should also be exempt from Georgia state taxes for shareholders who live in Georgia.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough credit research by our own analysts.

Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.

What is the credit quality of Georgia general obligations?

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Georgia`s general obligation bonds were rated "triple A" by all three of the major rating agencies as of May 15, 2003. The state has maintained these ratings for several years due to strong economic expansion, and conservative debt and financial management. Georgia`s fiscal 2002 operating revenue decreased 5% from its fiscal 2001 levels. However, through a 5% across agencies budget cut and the use of its ample unreserved general fund balance, the state was able to withstand the revenue shortfall. The state`s unemployment levels remain well below the national average. Georgia`s debt levels are limited by the state constitution, which states that maximum annual debt service is limited to 10% of total revenue receipts of the state treasury.
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What about the quality of the fund`s other holdings?

In addition to the state`s general obligations, the fund will invest a significant portion of assets in bonds that are rated according to the issuer`s individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Georgia depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid.

Certain fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state`s general obligations.

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As of May 1, 2003, the Commonwealth of Puerto Rico`s general obligation credit ratings were Baa1 by Moody`s and A- by Standard & Poor`s (S&P). Fitch does not rate the Commonwealth. S&P`s outlook on Puerto Rico was negative due to concerns over budgetary imbalance, particularly its use of one-time revenues; dependence on tourism in a time of geopolitical uncertainty; and a heavy debt burden, especially when the unfunded pension liability is included. A negative outlook means that a downgrade is possible within a one- to three-year time frame, although as noted downgrades can occur at any time.
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Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Some characteristics of municipal securities

Who issues municipal securities?

State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

Who buys municipal securities?

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Individuals are the primary investors and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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What is tax-free about municipals and municipal funds?

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The regular income dividends you receive should be exempt from regular federal income taxes. These dividends should also be exempt from your state and local income taxes (if any). However, fund capital gain distributions are taxable to you. (Please see Useful Information on Distributions and Taxes —Taxes on fund distributions.)
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Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.

Is interest income from municipal issues always exempt from federal taxes?

No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Useful Information on Distributions and Taxes —Tax Information.)

Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

Why are yields on municipals usually below those on otherwise comparable taxable securities?

Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.

How can I tell if a tax-free or taxable fund is suitable for me?

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The primary factor is your expected federal income tax rate, but state and local rates are also important. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund`s tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund`s yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields based on federal tax rates only. If your state and local income tax rates were included, the taxable-equivalent yields would be higher.
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Table 3  Taxable-Equivalent Yields
If your	A tax-free yield of
federal tax	1%	2%	3%	4%	5%	6%	7%
rate is:	equals a taxable yield of:
27%	1.4%	2.7%	4.1%	5.5%	6.9%	8.2%	9.6%
30%	1.4	2.9	4.3	5.7	7.1	8.6	10.0
35%	1.5	3.1	4.6	6.2	7.7	9.2	10.8
38.6%	1.6	3.3	4.9	6.5	8.1	9.8	11.4

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

It will vary. The yield is calculated every day by dividing a fund`s net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)

Is yield the same as total return?

Not for bond funds. A fund`s total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.

What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

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Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier than, on, or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date.
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A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.

Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)

How is a municipal`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

Table 4  How Interest Rates May Affect Bond Prices
		Price per $1,000 of a Municipal Bond if Interest Rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
1 year	1.08%	$990	$980	$1,010	NA
3 years	1.65	971	944	1,030	NA
5 years	2.44	954	911	1,048	$1,099
10 years	3.54	920	848	1,088	1,185
20 years	4.43	879	777	1,144	1,315
30 years	4.61	856	740	1,182	1,414
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The table reflects yields on AAA rated municipals as of April 30, 2003. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

What are the major differences between money market and bond funds?

Price  Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

Maturity  Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

Income  Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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Information About Accounts in T. Rowe Price Funds 2

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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

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The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund`s NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.
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The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 5  Dividend Payment Schedule
Fund	Dividends
Money market funds	Shares purchased by 12 noon via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.

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Table 5  Dividend Payment Schedule (continued)
Fund	Dividends
Bond funds*	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.
These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder on the record date.
Retirement Funds:*Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Shares normally begin to earn dividends on the business day after payment is received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder on the record date.

Tax-Efficient Balanced*	Municipal PortionShares normally begin to earn dividends on the business day after payment is received.Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder on the record date.

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*Mutual fund ordinary dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Additional information about certain T. Rowe Price funds is listed below:
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Tax-Free and Municipal Funds
Regular monthly dividends (including the state specific tax-free funds) are expected to be exempt from federal income taxes.You must report your total tax-free income on IRS Form 1040. This information is used by the IRS to help determine the tax status of any Social Security payments you may have received during the year.Tax-exempt interest paid to Social Security recipients may increase the portion of benefits that are subject to tax.For state specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax (if any).If the funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by those bonds in their AMT calculation. The portion of the fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.

Tax-Efficient Balanced Fund
A significant portion of fund dividends is expected to be exempt from federal income taxes.
Florida Intermediate Tax-Free Fund
Florida does not have a state income tax but does impose an intangibles property tax that applies to shares of mutual funds.A fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the tax.If a fund`s portfolio is less than 90% invested on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and expects that the entire value of all fund shares will be exempt from the intangibles tax.Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than 12 months are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.
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The following chart provides details on fund distributions:
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Table 6  Taxes on fund distributions
Tax-Free and Municipal Funds
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

Tax-Efficient Balanced Fund
Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.The fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it may qualify to pay tax-exempt dividends.The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax.A small portion of your income dividend may also be exempt from state income taxes.You will be sent any additional information you need to determine your taxes on fund distributions.The amount of such dividends will be reported to you on your calendar year-end statement.

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Table 6  Taxes on fund distributions (continued)
Inflation Protected Bond Fund
Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain.In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities.Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.

Retirement Funds
Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.

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Tax consequences of hedging

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Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

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If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.
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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC® Networking.
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More About the Fund 3

Organization and Management

How is the fund organized?

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T. Rowe Price State Tax-Free Income Trust (the "Trust") was organized in 1986 as a Massachusetts business trust. The fund was organized in 1993 and is a nondiversified, "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.

What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The Trust is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Trust`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

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The fund has an Investment Advisory Committee with the following members: Hugh D. McGuirk, Chairman, Linda A. Brisson, Jonathan M. Chirunga, Konstantine B. Mallas, Mary J. Miller, and Timothy G. Taylor. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. McGuirk has been chairman of the fund`s committee since 1997. He joined T. Rowe Price in 1993 and has been managing investments since 1997.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $82 billion at February 28, 2003, the group fee was 0.32%. The individual fund fee is 0.10%.
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Understanding Performance Information

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This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.
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Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Yield

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The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.
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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield—also called the standardized yield—may differ from the dividend yield.

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Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

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In seeking to meet its investment objective, fund investments may be made in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.
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Fundamental policy  The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in a single issuer than diversified funds, which may subject the fund to greater risk of price declines. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.
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Municipal Securities

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Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, which could require reinvestment of the proceeds at lower rates.
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There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer`s "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

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In purchasing municipals, reliance is placed on the opinion of the issuer`s bond counsel regarding the tax-exempt status of the investment.
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Private Activity Bonds and Taxable Securities

While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) is included in the alternative minimum tax (AMT) calculation. However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. For further information, please see Useful Information on Distributions and Taxes —Tax Information.

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Fundamental policy  Under normal market conditions, a security will not be purchased if, as a result, less than 80% of fund income would be exempt from federal and Georgia state income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.
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Operating policy  During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal and Georgia state income taxes.

Operating policy  Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

Municipal Lease Obligations

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A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government`s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, an assessment is made of the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.
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Securities With "Puts"

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Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor`s request . This feature enhances a security`s liquidity by shortening its effective maturity and may enable it to trade at a price equal to or very close to par. Termination of a put feature prior to exercise would result in holding the longer-term security, which could experience substantially more volatility.
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Securities With Credit Enhancements

Fund securities can have the following features:

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Letters of Credit  Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.
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Municipal Bond Insurance  This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

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The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer`s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.
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Standby Purchase Agreements  A Standby Purchase Agreement (SPA) is a
liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider`s obligations under the SPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
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Synthetic or Derivative Securities

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Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps, and structured notes. Investment managers have used derivatives for many years.
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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. The fund uses derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment, or adjust portfolio duration.
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The fund will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of a long-term (over 15-year maturity) investment-grade bond.
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Derivatives and synthetics that may be used include:
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Interest Rate Futures  Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures (and options on futures) may be bought or sold for any number of reasons, including: to hedge against a potentially unfavorable change in interest rates; to adjust fund exposure to the municipal bond market; in an effort to protect portfolio value or enhance income; to serve as a cash management tool; and to adjust portfolio duration.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policy  Initial margin deposits on futures and premiums on options used for non-hedging purposes will not equal more than 5% of fund net asset value.
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Residual Interest Bonds  These are a type of potentially high-risk derivative. The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.
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Operating policy  Fund investments in residual interest bonds are limited to 10% of total assets.

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Participation Interests  This term covers various types of securities created by converting fixed-rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. Fund investments will be made only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.
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Swaps  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Private Placements

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We may seek to enhance fund yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
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Operating policy  Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% of net assets.
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Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments; can help in structuring fund weighted average maturity; and can serve as a short-term defense during periods of unusual market volatility.
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When-Issued Securities and Forwards
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New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15  to  45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. Interest is not paid on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Sector Concentration

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It is possible that 25% or more of fund assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care bonds.
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Credit-Quality Considerations

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The credit quality of most bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.
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Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.
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Table 7 shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.
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Table 7  Ratings of Municipal Debt Securities
		Moody`sInvestorsService, Inc.	Standard &Poor`sCorporation	FitchIBCA, Inc.	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper medium grade
	Baa	BBB	BBB	Medium grade
	Moody`s			S&P			Fitch IBCA
Short Term	MIG1/VMIG1	Best quality	SP1+SP1	Very strong qualityStrong grade	F-1+F-1	Exceptionally strong qualityVery strong quality
	MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good quality
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good quality

Financial Highlights

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Table 8, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 8  Financial Highlights
	Year ended February 28
	1999	2000a	2001	2002	2003

Net asset value,beginning of period	$10.92	$11.03	$10.15	$10.83	$10.99
Income From Investment Operations
Net investment income	0.50b	0.50b	0.52b	0.51b	0.49
Net gains or losses on securities (both realized and unrealized)	0.11	(0.88)	0.68	0.16	0.28
Total from investment operations	0.61	(0.38)	1.20	0.67	0.77
Less Distributions
Dividends (from net investment income)	(0.50)	(0.50)	(0.52)	(0.51)	(0.49)
Distributions (fromcapital gains)	—	—	—	—	—
Total distributions	(0.50)	(0.50)	(0.52)	(0.51)	(0.49)
Net asset value,end of period	$11.03	$10.15	$10.83	$10.99	$11.27
Total return	5.73%b	(3.46%)b	12.08%b	6.29%b	7.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,037	$57,380	$69,874	$77,807	$86,622
Ratio of expenses to average net assets	0.65%b	0.65%b	0.65%b	0.65%b	0.65%
Ratio of net income to average net assets	4.59%b	4.78%b	4.93%b	4.65%b	4.39%
Portfolio turnover rate	19.9%	48.5%	33.9%	32.1%	24.8%

aYear ended February 29.

bExcludes expenses in excess of a 0.65% contractual expense limitation in effect through February 28, 2003.

Investing With T. Rowe Price 4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

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In order to obtain an account number, you must supply the name, address, Social Security or employer identification number, and residential or business street address for each owner on the account.
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Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

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Note: Investment will be made, but services may not be established and IRS penalty withholding may occur until we receive a signed New Account Form.
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By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its customer identification procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

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Note: Corporate and other institutional accounts require documents showing the existence of the entity to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services.
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Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F92-040 7/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-4521

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The date of this Statement of Additional Information is July 1, 2003.
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T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST (the "Trust")

California Tax-Free Bond Fund

California Tax-Free Money Fund

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T. ROWE PRICE STATE TAX-FREE INCOME TRUST (the "Trust")
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Florida Intermediate Tax-Free Fund

Georgia Tax-Free Bond Fund

Maryland Short-Term Tax-Free Bond Fund

Maryland Tax-Free Bond Fund

Maryland Tax-Free Money Fund

New Jersey Tax-Free Bond Fund

New York Tax-Free Bond Fund

New York Tax-Free Money Fund

Virginia Tax-Free Bond Fund

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T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
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T. Rowe Price Tax-Efficient Balanced Fund

T. Rowe Price Tax-Efficient Growth Fund

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

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T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
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T. ROWE PRICE TAX-FREE INCOME FUND, INC.

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T. Rowe Price Tax-Free Income Fund—Advisor Class
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

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This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated July 1, 2003, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").
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Each fund`s financial statements for the fiscal period ended February 28, 2003, and the report of independent accountants are included in each fund`s Annual Report and incorporated by reference into this Statement of Additional Information.
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If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

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TABLE OF CONTENTS

	Page		Page

Capital Stock	81	Portfolio Transactions	69
Code of Ethics	69	Pricing of Securities	73
Custodian	68	Principal Holders of Securities	61
Distributor for the Fund	67	Ratings of Commercial Paper	87
Dividends and Distributions	75	Ratings of Municipal Debt Securities	86
Federal Registration of Shares	83	Ratings of Municipal Notes and Variable Rate Securities	87
Independent Accountants	83	Risk Factors	3
Investment Management Services	62	Risk Factors Associated With a California Portfolio	5
Investment Objectives and Policies	2	Risk Factors Associated With a Florida Portfolio	8
Investment Performance	79	Risk Factors Associated With a Georgia Portfolio	10
Investment Program	19	Risk Factors Associated With a Maryland Portfolio	11
Investment Restrictions	40	Risk Factors Associated With a New Jersey Portfolio	13
Legal Counsel	83	Risk Factors Associated With a New York Portfolio	14
Management of the Fund	43	Risk Factors Associated With a Virginia Portfolio	16
Net Asset Value per Share	75	Risk Factors Associated With Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds and the Equity Portion of Tax-Efficient Balanced Fund	19
Organization of the Fund	82	Tax Status	75
Other Shareholder Services	66	Yield Information	77
Portfolio Management Practices	27
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INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each fund`s investment objectives and policies discussed in each fund`s prospectus.

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Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund`s operating policies are subject to change by each Board of Directors/Trustees ("Board") without shareholder approval. Each fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:
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Investment Company Act of 1940 ("1940 Act")

Securities and Exchange Commission ("SEC")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Moody`s Investors Service, Inc. ("Moody`s")

Standard & Poor`s Corporation ("S&P")

Internal Revenue Code of 1986 ("Code")

T. Rowe Price International, Inc. ("T. Rowe Price International")

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

All funds (other than Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds)

The funds are designed for investors who, because of their tax bracket, can benefit from investment in municipal bonds whose income is exempt from federal taxes. The funds are not appropriate for qualified retirement plans where income is already tax-deferred.

All funds

Because of their investment policies, the funds may or may not be suitable or appropriate for any particular investor. The funds (except for the Money Funds) are not an appropriate investment for those whose primary objective is principal stability. The value of the portfolio securities of the funds will fluctuate based upon market conditions. The Tax-Efficient Balanced Fund will normally have 40-50% of its assets in equity securities. The Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds will normally invest primarily in common stocks. Assets of these funds invested in equity securities will be subject to all of the risks of investing in the stock market. There can, of course, be no assurance that the funds will achieve their investment objectives.

All funds (other than Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds)

Municipal Securities

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody`s, S&P, and Fitch IBCA, Inc. ("Fitch") represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

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Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed "Flat Tax" and "Value Added Tax" proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund`s portfolio would be affected and, in such an event, a fund would reevaluate its investment objectives and policies. Also, recent changes to tax laws broadly lowering tax rates could have a negative impact on the desirability of owning municipal securities.
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Although the banks and securities dealers with which the fund will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the fund with respect to such transactions.

After purchase by a fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event would require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody`s, S&P, or Fitch may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. When purchasing unrated securities, T. Rowe Price, under the supervision of the fund`s Board of Directors, determines whether the unrated security is of a quality comparable to that which the fund is allowed to purchase.

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Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond`s principal and interest will be paid when due. The guarantee is purchased from a private, nongovernmental insurance company.
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There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in order to improve the bond`s credit rating. By meeting the insurer`s standards and paying an insurance premium based on the bond`s principal value, the issuer is able to obtain a higher credit rating for the bond. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond`s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond`s interest and principal when due if the issuing entity defaults on the insured bond. Although defaults on insured municipal bonds have been low to date, there is no assurance this low rate will continue in the future. A higher than expected default rate could deplete loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the fund.

Money Funds

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The fund will limit its purchases of portfolio instruments to those U.S. dollar-denominated securities which the fund`s Board of Directors determines present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations ("NRSROs") or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the fund`s Board of Directors. In addition, the fund may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.
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Non-Money Funds

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Because of their investment policies, these funds may not be suitable or appropriate for any particular investor. The funds are designed for investors who wish to invest in non-money market funds for income, and who would benefit, because of their tax bracket, from receiving income that is exempt from federal income taxes. The investment programs of these funds permit the purchase of investment-grade securities that do not meet the high-quality standards of the Money Funds. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yield from such securities normally exceeds those obtainable from higher-quality securities. In addition, the principal value of long-term lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default—that is, the nonpayment of interest and principal by the issuer—than higher-quality investments. The value of the portfolio securities of the non-money funds will fluctuate based upon market conditions. Although these funds seek to reduce credit risk by investing in a diversified portfolio, such
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diversification does not eliminate all risk. These funds are also not intended to provide a vehicle for short-term trading purposes.
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Special Risks of High-Yield Investing Most of the funds can invest in low-quality bonds, commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price`s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available, and judgment may play a greater role in the valuation process.
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California Tax-Free Bond and California Tax-Free Money Funds

RISK FACTORS ASSOCIATED WITH A CALIFORNIA PORTFOLIO

The funds` concentration in debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to state general obligations and notes, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

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Debt  The state, its agencies, and local governmental entities issued $49.0 billion in long-term debt in 2002. Approximately 26% was general obligation debt, backed by the taxing power of the issuer, while 74% were revenue bonds and lease-backed obligations, issued for a wide variety of purposes, including transportation, housing, education, electric power, and health care.
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As of March 1, 2003, the State of California had approximately $26.5 billion in outstanding general obligation bonds secured by the state`s revenue and taxing power. An additional $11.8 billion in authorized but unissued state general obligation debt remains to be issued to comply with voter initiatives and legislative mandates. Debt service on roughly 13% of the state`s outstanding general obligation debt is met from revenue-producing projects such as water, harbor, and housing facilities. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of revenue collections. During fiscal 2003, the state issued $12.5 billion in short-term notes for this purpose; during fiscal 2002 the state issued $13.2 billion in revenue anticipation notes and warrants. California also operates a commercial paper program, which it uses to finance construction projects. $1.0 billion of commercial paper was outstanding as of March 1, 2003. The state supports $6.3 billion in lease-purchase obligations attributable to the State Public Works Board and other issuers. These obligations are not backed by the full faith and credit of the state, but instead are subject to annual appropriations from the state`s General Fund.
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In addition to the state obligations described above, bonds have been issued by special public authorities in California that are not obligations of the state. These include bonds issued by the California Housing Finance Agency, the Department of Water Resources, the Department of Veterans Affairs, California State University, and the California Transportation Commission.
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Economy  California`s economy is the largest among the 50 states and one of the largest in the world. Its population of 35 million as of July 1, 2002, represented over 12% of the United States population. The state`s per capita personal income in 2001 exceeded the U.S. average by 7%. While the State of California benefited from its focus on the high-technology sector during 1999 and 2000, it has suffered through the high-technology slowdown that began in the spring of 2001.
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California`s economy suffered through a severe recession during the early 1990s as the effects of a slowdown in the national economy were compounded by federal defense spending cuts and military base closings. From 1994 to 2000, the state was in a steady recovery, exhibiting significant job growth and gains in personal income. Growth stalled in 2001 coincident with the "tech bust"; however, job losses and unemployment levels were
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moderate in comparison to California`s early 1990s recession. The fallout from the "tech bust" manifested itself in much lower personal income tax receipts at the state level as capital gains, bonuses, and option income dropped off. The level of economic activity within the state is important as it influences the growth or contraction of state and local government revenues available for operations and debt service.
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Recessionary influences and the effects of overbuilding in selected areas resulted in a contraction in real estate values in many regions of the state in prior years. All urban areas have shown improvement corresponding to gains in the general economic level. Future declines in property values could have a negative effect on the ability of certain local governments to meet their obligations.
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As a state, California is more prone to earthquakes than most other states in the country, creating potential economic losses from damages. On January 17, 1994, a major earthquake, measuring 6.8 on the Richter scale, hit Southern California centered in the area of Northridge. Total damage was estimated at $20 billion. Significant federal aid was received.
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Legislative Due to the funds` concentration in the State of California and its municipal issuers, the funds may be affected by certain amendments to the California constitution and state statutes which limit the taxing and spending authority of California governmental entities and may affect their ability to meet their debt service obligations.
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In 1978, California voters approved "Proposition 13," adding Article XIIIA to the state constitution which limits ad valorem taxes on real property to 1% of "full cash value" and restricts the ability of taxing entities to increase real property taxes. In subsequent actions, the state substantially increased its expenditures to provide assistance to its local governments to offset the losses in revenues and to maintain essential local services; in the early 1990s the state phased out most local aid in response to its own fiscal pressures.
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Another constitutional amendment, Article XIIIB, was passed by voters in 1979 prohibiting the state from spending revenues beyond its annually adjusted "appropriations limit." Any revenues exceeding this limit must be returned to the taxpayers as a revision in the tax rate or fee schedule over the following two years. Such a refund, in the amount of $1.1 billion, occurred in fiscal year 1987.
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Proposition 218, the "Right to Vote on Taxes Act," was approved by voters in 1996. It further restricts the ability of local governments to levy and collect both existing and future taxes, assessments, and fees. In addition to further limiting the financial flexibility of local governments in the state, it also increases the possibility of voter-determined tax rollbacks and repeals. The interpretation and application of this proposition will ultimately be determined by the courts.
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An effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt that requires voter approval and pledging future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk. Local governments also raise capital through the use of Mello-Roos, 1915 Act, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.
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Proposition 98, enacted in 1988, changed the state`s method of funding education for grades below the university level. Under this constitutional amendment, the schools are guaranteed a minimum share of state General Fund revenues. The major effect of Proposition 98 has been to restrict the state`s flexibility to respond to fiscal stress.
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Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. The state and its underlying localities have displayed flexibility, however, in overcoming the negative effects of past initiatives.
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Financial  The recession of the early 1990s placed California`s finances under pressure. From 1991 through 1995, accumulated deficits were carried over into the following years and the state`s general obligation bonds were downgraded from AAA to A.
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Reflecting the trend of economic recovery from 1996-2000, the state`s financial condition improved considerably during this period. Fiscal year 2000 closed with an unrestricted general fund budgetary reserve balance of $7.1 billion. Fiscal year 2001 was closed with an unrestricted general fund budgetary reserve of
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$5.4 billion. The state was upgraded to the AA level during 2000. Much of this cushion was the result of explosive growth in income tax receipts on capital gains and bonus and stock option income. The combination of a slowing economy, falling equity markets, and the state`s progressive income tax structure led to a substantial drop in the budgetary reserve to a negative $4.4 billion for fiscal year 2002. In addition, the state suffered through an electricity crisis brought about by a flawed attempt at deregulating the electricity industry that resulted in the issuance of $12 billion of power revenue bonds in late 2002 to finance electricity purchases. At this time, large budget gaps are unfolding for fiscal years 2003 and 2004. The Governor`s Mid-May 2003 Budget Revision has closed a $38.2 billion gap through spending reductions, bond issuance, fund transfers, deferrals, and increased taxes and fees; his proposal is under review by state legislators. In February 2003, Moody`s downgraded the state`s general obligation bonds to A2 from A1; in December 2002, S&P downgraded the state`s general obligations to A from A+. Fitch downgraded the state`s general obligation bonds to A from AA in December 2002 as well. While Moody`s and Standard & Poor`s carry a stable outlook on the state`s debt, Fitch has California on Rating Watch Negative. The consequences of the state`s fiscal actions reach beyond its own general obligation bond ratings. Many state agencies and local governments which depend upon state appropriations are vulnerable to cutbacks in funding during recessionary periods.
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On December 6, 1994, Orange County filed for protection under Chapter 9 of the U.S. Bankruptcy Code after reports of significant losses in its investment pool. Upon restructuring, the realized losses in the pool were $1.6 billion or 21% of assets. More than 200 public entities, most of which, but not all, are located in Orange County were also depositors in the pool. The county defaulted on a number of its debt obligations. The county emerged from bankruptcy on June 12, 1996. Through a series of long-term financings, it repaid most of its obligations to pool depositors and has become current on its public debt obligations. The balance of claims against the county are payable from any proceeds received from litigation against securities dealers and other parties. The county`s ratings were restored to investment grade in 1998 and were upgraded again in 2000 to 2002.
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Sectors  Certain areas of potential investment concentration present unique risks. In 2002, $2 billion of tax-exempt debt issued in California was for public or nonprofit hospitals. A significant portion of the funds` assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state MediCal programs or private insurers. To the extent these third-party payers reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.
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The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry moves toward deregulation and increased competition. California`s electric utility restructuring plan, Assembly Bill 1890, permitted direct competition to be phased in between 1998 and 2002. This restructuring plan proved to be flawed as it placed overreliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Municipal utilities, while not subject to the legislation, were faced with competitive market forces and worked to proactively prepare for deregulation. Now that deregulation has been disbanded, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Risks include unexpected outages or plant shutdowns or increased Nuclear Regulatory Commission surveillance.
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The funds may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.
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Florida Intermediate Tax-Free Fund
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RISK FACTORS ASSOCIATED WITH A FLORIDA PORTFOLIO

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The fund`s program of investing primarily in AAA rated Florida municipal bonds should significantly lessen the credit risks that would be associated with a portfolio of lower quality Florida bonds. Nevertheless, the fund`s concentration in securities issued by the State of Florida and its political subdivisions involves greater risk than a
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fund broadly invested in bonds across many states and municipalities. The credit quality of the fund will depend upon the continued financial strength of the State of Florida and the numerous public bodies, municipalities, and other issuers of debt securities in Florida.
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Debt   The State of Florida and its local governments issue three basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer, revenue bonds secured by specific pledged revenues or charges for a related project, and tax-exempt lease obligations, supported by annual appropriations from the issuer, usually with no implied tax or specific revenue pledge. During 2002, Florida`s state and local governments issued approximately $18.8 billion of debt, an increase of almost 33% from the previous year. Debt issued in 2002 was for a wide variety of public purposes, including transportation, housing, education, health care, and utilities.
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As of April 15, 2003, the State of Florida had about $16.6 billion of net tax-supported bonds secured by the state`s full faith and credit and various tax revenue. General obligation bonded debt service accounted for a modest 2.8% of all governmental expenditures in fiscal year 2002. Additionally, the state has another $3.8 billion in outstanding bonds which are secured by limited state taxes and revenues. The state`s General Obligation debt is rated Aa2 by Moody`s, AA+ by S&P, and AA by Fitch as of May 1, 2003. Moody`s changed its outlook on Florida to stable from negative based on recent signs of improvements in the state`s sales tax revenue collections and the state`s tradition of conservative fiscal management. S&P and Fitch affirmed their stable outlook on the state`s credit. Debt issued by the state may only be used to fund capital outlay projects. Florida is not authorized to issue debt to fund operations.
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Several agencies of the state are authorized to issue debt that does not represent a pledge of the state`s credit. The Florida Housing Finance Authority and Florida Board of Regents are the largest of such issuers. The principal and interest on bonds issued by these bodies are payable solely from specified revenues such as mortgage repayments and university tuition and fees.
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Economy  Florida`s population totals approximately 16.6 million residents, making it the nation`s fourth most populous state. Because of continued in-migration from other states throughout the 1990s, Florida`s population increased at a faster rate than the national average. In 2002, Florida led the nation in job growth, achieving .9% growth over its 2001 level. As of March 2003, Florida`s unemployment rate was low at 5.3% (compared to the national average of 6%). The national recession that began in 2001 has somewhat impacted the Florida economy with regard to its hospitality and transportation business sectors. However, Florida has been able to maintain its strong tourism base as highlighted by the state`s record of 75.5 million visitors in 2002. This number has grown 6.3% since 2000. The increase in tourism in this recessionary market was partially driven by more tourists taking passenger vehicles trips to the state rather than air transportation.
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Florida`s employment base continues to be bolstered by the services, trade, and government sectors that employ 31.4%, 23.2%, and 16.5% respectively of the state`s labor force. The services and trade sectors play a prominent role in Florida`s economy because of the state`s global tourism appeal. In 2002, Florida was the only state in the nation to post positive employment growth numbers. The state`s per capita effective buying income levels remain just below the national average.
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Legislative  Florida does not have a personal income tax. A constitutional amendment would be required in order to implement such a tax. Although the probability appears very low, the fund cannot rule out the possibility that a personal income tax may be implemented in the future. If such a tax were to be imposed, there is no assurance that interest earned on Florida municipal debt offerings would be exempt from this tax.
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Under current Florida law, shares of the fund will be exempt from the state`s intangible personal property tax to the extent that on the annual assessment date (January 1) its assets are solely invested in Florida municipal obligations, U.S. government securities, certain short-term cash investments, or other tax-exempt securities. In recent years, the Florida Legislature began efforts to gradually reduce the intangibles tax. In its 2000 session, the Florida Legislature passed legislation which reduced the intangibles personal property tax rate to its current level of 1 mill or $.01 per thousand dollars. The 2001 Florida Legislature did not cut the tax rate on the intangibles tax; however, it did raise the exemption amount to $250,000 per person from $20,000. This means up to a $500,000 exemption for married couples. Additionally, the legislature granted the same exemption to non-natural Florida residents. However, the state delayed implementing the intangibles tax reduction until July 1, 2003, as it anticipated revenue shortfalls related to the lingering 2001 national recession.
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The Florida Constitution limits the total ad valorem property tax that may be levied by each county, municipality, and school district to 10 mills or 1.0% of value. The limit applies only to taxes levied for operating purposes and excludes taxes levied for the payment of bonds. This restricts the operating flexibility of local governments in the state and may result from time to time in budget deficits for some local units.
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Financial  The Florida Constitution and Statutes mandate that the state budget as a whole, and each separate fund within the state budget, be kept in balance from currently available revenues each state fiscal year (July 1—June 30). The Governor and Comptroller are responsible for insuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any state fund.
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The state`s revenue structure is narrowly based, relying on the sales and use tax for about 84% of its general fund revenues. The state initially estimated a fiscal 2002 revenue shortfall of $1.3 billion. However, its sales and use tax receipts outperformed expectations, leading to a slight surplus in general fund operations, maintaining its unreserved general fund balances at around $2 billion, or 9.6% of expenditures. The unreserved general fund balance enables the state to meet its constitutional budget stabilization reserve requirement of 5% of revenues and its goal to maintain a working capital reserve.
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The state`s geographic location renders it vulnerable to natural disasters such as hurricanes. While these events can be devastating, the impact can sometimes stimulate the economy. For example, the state`s finances received a substantial boost in fiscal year 1993 resulting from increased economic activity associated with rebuilding efforts after Hurricane Andrew, which hit south Florida on August 24, 1992. In 1996 Florida settled a lawsuit with the tobacco industry in which the state sought to recover the costs associated with tobacco usage by Floridians. The total amount expected to be collected from the tobacco companies through the settlement is estimated to be around $13 billion over 25 years. This money will be used for children`s health coverage, to reimburse the state for smoking-related medical expenses, and for state enforcement efforts in reducing sales of tobacco products. As of June 30, 2002, settlement collections of $3.24 billion have been reported by the state.
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In November 1994, state voters passed a proposal to limit state revenue growth to the average annual growth in personal income over the previous five years. This revenue cap excludes revenue to pay certain expenditures, including debt service. The limitation should not pose an onerous burden to the state`s financial performance. However, demand for governmental services continues to increase with increases in population.
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Sectors  Certain areas of potential investment concentration present unique risks. For example, a significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten the length of hospital stays, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved. Because of the high proportion of elderly residents in Florida, Florida hospitals tend to be highly dependent on Medicare. In addition to the regulations imposed by Medicare, the state also regulates health care. A state board must approve the budgets of all Florida hospitals; certificates of need are required for all significant capital expenditures. The primary management objective is cost control. The inability of some hospitals to achieve adequate cost control while operating in a competitive environment has led to a number of hospital bond defaults.
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The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect the issuer`s financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation in the electric utility industry.
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The fund may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No government support is implied.
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Georgia Tax-Free Bond Fund
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RISK FACTORS ASSOCIATED WITH A GEORGIA PORTFOLIO

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to State of Georgia general obligations and state agency issues, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

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Debt The State of Georgia and its local governments issued $6.6 billion in municipal bonds in 2002, a 26.3% increase over 2001. As of May 15, 2003, the state was rated Aaa by Moody`s and AAA by S&P and Fitch. The state`s rating outlook was stable for each rating agency.
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The State of Georgia currently has net direct obligations of approximately $6.6 billion. In 1973, a Constitutional Amendment authorizing the issuance of state general obligation ("GO") bonds was implemented. Since the implementation of the amendment, the state has funded most of its capital needs through the issuance of GO bonds. Previously, capital requirements were funded through the issuance of bonds by 10 separate authorities and secured by lease rental agreements and annual state appropriations. Georgia`s Constitution permits the state to issue bonds for two types of public purposes: (1) general obligation debt and (2) guaranteed revenue debt. The Georgia Constitution imposes certain debt limits and controls. The state`s GO debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury. The state`s GO bonds must have a maximum maturity of 25 years. On May 15, 2003, 66% of the state`s debt was scheduled to be amortized in 10 years or less. Maximum GO debt service requirements are well below the legal limit at 4% of fiscal year 2002 treasury receipts.
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The state established "debt affordability" limits which provides that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year`s revenues. The state`s near-term debt offerings are projected to maintain its total debt within these levels.
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Economy  The State of Georgia is the tenth most populous state with a population of approximately 8.6 million residents, increasing 4% since 2000. The state remains the fastest growing state on the eastern seaboard. The state`s economy underwent strong expansion between 1990 and 2000 including strong job growth in the services, high technology, and air transportation sectors. The recent recession that began in 2001 has slowed Georgia`s economy and has it performing at the pace of the national economy. The services sector continues as the state`s leading employment sector at 27.1% of its total employment. The state`s other leading employment sectors include the trade sector at 17.4%, government at 15.4%, and manufacturing at 14.3%. The Atlanta metropolitan statistical area continues to serve as the state`s economic center, capturing approximately 55% of the state`s employment. This area includes Atlanta, the state`s capitol, and 20 surrounding counties. The next largest metropolitan statistical area is the Columbus-Muscogee area.
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The state`s moderate cost of living and research centers provided by its colleges and universities continue to attract a very skilled labor force. The state`s unemployment rate increased to 5.3% in the fourth quarter of calendar 2002, but declined to 4.6% at the end of March 2003 as the state showed signs of coming out of its economic slump. The state`s unemployment rate continues to be well below the nation`s average of 6%. The state`s per capita personal income levels are slightly below the U.S. average at 93.8%. The state`s income levels show more favorably when taking into account costs of living and quality of life indicators.
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Financial  The creditworthiness of the portfolio is largely dependent on the financial strength of the State of Georgia and its localities. The state`s strong economic performance has translated into its strong financial performance and the accumulation of substantial reserves.
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At the close of fiscal year 2002, the state had almost $879 million of unreserved general fund reserves or about 5.7% of expenditures. In addition to this healthy unreserved general fund balance, the state had a revenue shortfall reserve of about $700 million and a reserve for Mid-year Adjustments of around $147 million. Such strong reserve levels allow financing flexibility and provide very strong safeguards against short-term economic swings. Through the first eight months of fiscal year 2003, the state`s revenue collections are down 3.4% and have been impacted by the slowing economy. The governor has mandated that state agencies cut 5% of their budgets for the fiscal year. The state does not anticipate utilizing its shortfall reserves to cure the pending deficit.
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A significant portion of the portfolio`s assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to
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budget shortfalls caused by cutbacks in state aid. The fund may purchase obligations issued by public authorities in Georgia which are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state`s general fund. Likewise, certain enterprises such as water and sewer systems or hospitals may be affected by changes in economic activity.
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Sectors  Certain areas of potential investment concentration present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten the length of hospital stays, a phenomenon that has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.
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The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect issuers` financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the electric utility industry.
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The fund may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.
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Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds
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RISK FACTORS ASSOCIATED WITH A MARYLAND PORTFOLIO

The funds` concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of Maryland general obligation bonds and debt issued by state agencies, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

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Debt  The State of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.
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The State of Maryland disclosed in its fiscal year 2002 Comprehensive Annual Financial Report ("CAFR") dated June 30, 2002, that it has approximately $3.6 billion in general obligation bonds outstanding. As of May 27, 2003, general obligation debt of the State of Maryland was rated Triple-A by Moody`s, S&P, and Fitch. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.
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Many agencies of the state government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The Community Development Administration of the Department of Housing and Community Development, the Maryland Water Quality Financing Administration of the Department of Environment, the Maryland State Lottery Agency, certain state higher education institutions, the Maryland Stadium Authority, the Maryland Food Center Authority, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from pledged revenues, principally fees generated from use of the facilities, enterprises financed by the bonds, or other dedicated fees.
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Economy  The Maryland Board of Revenue Estimates reports that, according to several measures, the state`s economy had outperformed the nation during the nationwide slowdown. The slowdown is apparent in reduced employment and personal income growth. However, the extent of the reduction has not been as severe in
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Maryland as in other states. One reason for this is Maryland`s limited exposure to the manufacturing sector, which has been hard hit by current economic conditions.
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Financial  To a large degree, the risk of the portfolio is dependent upon the financial strength of the State of Maryland and its localities. The state continues to demonstrate a conservative approach to managing its finances but has not been immune to the national economic downturn. Fiscal year 2002 concluded with a general fund operating deficit and the general fund balance declined from $2.5 billion to $1.6 billion, representing a still-solid 11% of general fund expenditures. The decline is attributable to the final year of a phased-in income tax reduction, a decrease in capital gains revenue and interest income, and increased spending for education, welfare and medical assistance services, as well as land preservation programs. Since this time, revenue growth has basically stalled and expenditures have risen. The Governor and legislature have been working on resolving budget gaps for FY03 and FY04. Efforts are focused on a balanced approach, with limited use of one-time transfers from other funds, and maintaining sufficient reserves.
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Sectors  Investment concentration in a particular sector can present unique risks. A significant portion of the funds` assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon which has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined by a state-administered set of rates and charges that applies to all payors. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Federal Diagnosis-Related Group ("DRG") system required elsewhere. In order to maintain this Medicare waiver, the cumulative rate of increase in Maryland hospital charges since the base year 1980 must remain below that of U.S. hospitals overall. From 1983 through 1992, the rate of increase for Maryland hospitals was below the national average; for the seven years from 1993 through 1999, Maryland hospital costs grew faster than the national rate, although the cumulative rate of increase since the base year is still below the national average. Any loss of the Medicare waiver in the future may have an adverse impact upon the credit quality of Maryland hospitals.
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The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants that could affect the issuer`s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.
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The funds may invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.
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New Jersey Tax-Free Bond Fund
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RISK FACTORS ASSOCIATED WITH A NEW JERSEY PORTFOLIO

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of New Jersey general obligation bonds and debt issued by state agencies, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

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Debt  As of May 1, 2003, general obligation debt of the State is rated Aa2 by Moody`s, AA by S&P, and AA by Fitch. Over the past year, New Jersey`s credit rating has been lowered by Moody`s and Fitch from Aa1 and AA+, respectively. Moody`s outlook is negative, and Fitch has placed its rating on credit watch negative. This suggests that additional downgrades may occur. All three rating agencies have expressed concern over the extent of the State`s revenue shortfall during the national economic slowdown. The downgrades also reflect the belief that the State will need several years to return to budgetary balance.
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The State of New Jersey and its local governments issue two basic types of debt: general obligation bonds, which are backed by the unlimited taxing power of the issuer, and revenue bonds, which are secured by specific pledged fees or charges, often from a related project. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. The credit risks of all vary with the obligation`s structure and ultimate obligor.
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The State of New Jersey disclosed in its CAFR dated November 27, 2002, for the fiscal year ending June 30, 2002, that approximately $17.2 billion in state long-term debt obligations were outstanding, an increase in bonded debt of $555.9 million. This debt figure includes state guarantees on the principal and interest payments on certain bonds issued by the New Jersey Sports and Exposition Authority and annual appropriations for installment obligations, capital leases, and certificates of participation. The state may also be required to provide appropriations to meet a deficiency in debt service payments for the South Jersey Port Corporation and the New Jersey Housing and Mortgage Finance Agency.
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Many agencies of the state government are authorized to borrow money under legislation that expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The New Jersey Building Authority, New Jersey Transportation Trust Fund Authority, New Jersey Economic Development Authority, New Jersey Educational Facilities Authority, New Jersey Health Care Facilities Financing Authority, New Jersey Highway Authority, New Jersey Housing and Mortgage Finance Agency, New Jersey Sports and Exposition Authority, New Jersey Transit Corporation, and New Jersey Turnpike Authority have outstanding bonds of this nature.
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Economy  While New Jersey employment increased by 27,200 during calendar year 2001, by December, the state`s employment picture closely resembled that of the nation as a whole. Total jobs peaked in February 2001 and declined steadily thereafter. Personal income is important to watch as nearly all debt, directly or indirectly, is paid from the income of individuals. Personal income grew an estimated 3% during calendar year 2001, but slowed to a 2%-2.5% rate of increase during the first half of 2002. Fewer employment opportunities, falling bonuses in the financial sector, and reduced wage increases in both private and public sector employment markets account for the decrease.
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Financial  To a large degree, the credit risk of the portfolio is linked to the financial strength of the State of New Jersey and its localities. Fiscal year 2002 was a disappointing year for the state, in that overall revenue collections were $387 million below those of 2001. Three taxes comprise over two-thirds of the state`s total receipts: the gross income tax, the sales and use tax, and the corporate business tax. The first two are roughly one-third each of total receipts. Economic weakness resulted in an anemic increase in sales tax collections, more than offset by substantial declines in gross income and corporate business taxes.
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The state is anticipating slight economic growth in fiscal year 2003. Overall tax receipts are expected to climb somewhat, and the state has restructured its corporate business tax. However, there are many uncertainties in the economic outlook and a recovery has been predicted before and not materialized.
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Sectors  Investment concentration in a particular sector can present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten patients` length of stay, a phenomenon which has negatively
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affected the financial health of many hospitals. While each hospital bond issue is separately secured by the individual hospital`s revenues, common to all hospitals is reliance to some degree on third-party reimbursement sources such as the federal Medicare or Medicaid programs and private insurers. An individual hospital may be affected to the extent these payors reduce their reimbursements. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.
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The fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include increased regulation and associated expense, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may deteriorate from increased competition and deregulation in the industry.
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The fund may invest in private activity bond issues for corporate and nonprofit borrowers. These issues sold through government conduits, such as the New Jersey Economic Development Authority and various local issuers, are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.
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The fund may participate in solid waste projects. A number of counties and utility authorities in the state have issued several billion dollars of bonds to fund incinerator projects and solid waste projects. A federal decision that struck down New Jersey`s system of solid waste flow control increases the potential risk of default absent a legislative solution or some form of subsidy from local or state governments.
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New York Tax-Free Bond and New York Tax-Free Money Funds
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RISK FACTORS ASSOCIATED WITH A NEW YORK PORTFOLIO

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In addition to State of New York general obligation bonds and debt issued by state agencies, the funds will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics. In spite of holding many different issuers, all will be entities in the State of New York. Concentration in the debt obligations of one state translates into higher risk than a portfolio that is more geographically diversified.
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The funds` ability to maintain credit quality is primarily dependent upon the ability and willingness of New York issuers to meet their debt service obligations in a timely fashion. In 1975, the state, New York City, and other related issuers experienced serious financial difficulties that ultimately resulted in much lower credit ratings and loss of access to the public debt markets. A series of fiscal reforms and an improved economic climate allowed these entities to return to financial stability by the early 1980s. Credit ratings were reinstated or raised and access to the public credit markets restored. During the early 1990s, the state and the city confronted renewed fiscal pressure, though both experienced financial relief by the latter part of the decade from a strong national economy and high profits and bonus income in the financial services. The state and the city are again grappling with a very difficult budgetary environment. Revenues, particularly those associated with income taxes, have fallen far short of expectations, even as expenditures have continued to rise. The state and city project that an economic recovery will be underway by 2004, but their projections are subject to uncertainty, particularly in a rapidly changing geopolitical environment.
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On September 11, 2001, hijackers flew two passenger jetliners into the World Trade Center. The attack destroyed the World Trade Center, damaged other buildings, and caused significant loss of life. The economic dislocation to the state and especially New York City has been substantial. In spite of additional federal and state money to offset the economic impact and for increased security, the city is still feeling the aftereffects of the attack. Some of the economic activity present before the attack may never return, as firms displaced by the event may choose to relocate to another state or do not recover.
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New York State

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The State of New York disclosed in its fiscal year 2002 CAFR dated July 19, 2002, that it had $4.14 billion in general obligation bonds outstanding. As of May 1, 2003, the state`s general obligation debt was rated AA by both S&P and Fitch and A2 by Moody`s. In addition, the state has entered into lease purchase agreements as well as contractual obligation financing arrangements with certain municipal entities to finance various capital
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projects totaling $32.36 million. A third important vehicle for the achievement of many state goals are its public benefit corporations. The public benefit corporations had outstanding $56 billion in debt as of fiscal year end 2002. After its fiscal crisis of the mid-70s, New York State maintained balanced operations on a cash basis, although by 1992 it had built up an accumulated general fund deficit of over $6 billion on a Generally Accepted Accounting Principles ("GAAP") basis. This deficit consisted mainly of overdue tax refunds and payments due localities. To resolve its accumulated general fund deficit, the state established the Local Government Assistance Corporation ("LGAC") in 1990. A total of approximately $5 billion in LGAC bonds have been issued. The proceeds of these bonds were used to provide the state`s assistance to localities and school districts, enabling the state to reduce its accumulated general fund deficit. As of fiscal year-end March 31, 2002, $4.6 billion of LGAC debt was outstanding.
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Certain authorities are more heavily reliant on annual direct state support such as the Urban Development Authority ("UDC"), a public benefit corporation now known as the Empire State Development Corporation. In February 1975, the UDC defaulted on approximately $1 billion of short-term notes. The default was ultimately cured by the creation of the Project Finance Authority, through which the state provided assistance to the UDC, including support for debt service. Since then, there have been no other defaults by state authorities.
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To a large degree, the risk of the portfolio is dependent on the financial strength of the State of New York and its localities. The state`s economy had been showing signs of reduced growth due to the national economic slowdown even before the events of September 11 occurred. During the first four months of 2002, while employment in the nation fell 1.2%, employment in New York State slipped 1.5%, ranking it 44th amongst all states. The state`s reliance on the securities industry, which though only 2.4% of all employment accounts for 12.4% of all wages, served it well during the boom years of the late 1990s, but haunted it during the down-sizing that came from 2001 and that continues even to 2003. Lay-offs throughout the state`s employment base shrank personal income tax revenues and increased social service costs. The state`s Comptroller reported a $3.4 billion operating deficit in its general fund in fiscal year 2002. The state faces substantial budget gaps for the 2004, 2005, and 2006 fiscal years. With most reserves exhausted, the state`s leadership is struggling to match revenues to expenditures. As of this writing, the state still did not have a budget for the 2004 fiscal year, which began on 1 April, 2003, though discussions between the legislative and executive branches were in progress. Economic growth is projected to generally improve in calendar year 2004, but the state`s economic recovery is expected to lag the nation, as it has in the past.
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New York City

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The financial problems of New York City were acute between 1975 and 1979, highlighted by a payment moratorium on the City`s short-term obligations. The most important contribution to the city`s fiscal recovery was the creation of the Municipal Assistance Corporation ("MAC") for the City of New York. Backed by sales, use, stock transfer, and other taxes, MAC issued bonds and used the proceeds to purchase city bonds and notes. Although investors shunned MAC bonds at first, the program has proven to be very successful.
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The city has been hit hard by layoffs in the finance and securities sector. Some 160,000 jobs have been lost since December 2000 with 30,000 in 2002 alone. The unemployment rate in December 2002 was 8.2%, up from 7.1% the year before and higher than the state`s 6.3% and the nation`s 6%. The higher unemployment has resulted in additional cash flow needs for social services. Debt service as a percent of city expenditures is high and will grow higher over the next three years.
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The city anticipates a slow recovery, lending a measure of conservativism to its forecasts. Personal income is expected to increase only 1.3% in 2003 after a loss of 0.9% in 2002. 2004 recovery is expected to be strong, though, at 5.4% and about 5% per year thereafter. More job losses are expected in 2003, another 57,000, but gains of 50,000 to 40,000 per year thereafter through 2007.
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The city is currently anticipating a slight surplus in 2003, partially achieved by bonding out some of the costs associated with the World Trade Center tragedy. This surplus will alleviate somewhat fiscal year 2004`s anticipated $3 billion budget shortfall, but not those projected for 2005 and 2006. Most recent news from the state capital in Albany provides some reassurance, in that it appears that the city will receive permission to raise several local taxes to provide sufficient revenues for its increased expenditures.
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As of May 1, 2003, general obligation debt of the city is rated A by S&P, A+ by Fitch, and A2 by Moody`s. Both Moody`s and S&P have placed the city`s credit rating on negative outlook.
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Sectors  A significant portion of the fund`s assets may be invested in health care issues. For over a decade, hospitals have been under significant pressure to reduce expenses and shorten patients` length of stay, which has negatively affected the financial health of many hospitals. While each hospital bond issue is secured by the individual hospital`s revenues, third-party reimbursement sources such as the Federal Medicare, state Medicaid programs, and private insurers are common to all hospitals. To the extent these third-party payors reduce their reimbursements for health services, individual hospitals will be affected. The state`s support for Medicaid and health services has receded. Under health care reforms implemented over the past five years, hospitals are permitted to negotiate inpatient payment rates with private payors. In addition, the federal balanced budget act of 1997 contains provisions to reduce Medicare expenditures. These pressures have accelerated a trend of hospital mergers and acquisitions and present risks and opportunities for health care institutions and fund investors.
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The funds may invest in private activity bond issues issued for corporate and nonprofit borrowers. These issues, sold through various governmental conduits, are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. Obligations issued in other states through similar conduits have defaulted in the past as a result of borrower financial difficulties.
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The fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include increased regulation and associated expense, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may deteriorate from increased competition and deregulation in the industry.
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Virginia Tax-Free Bond Fund
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RISK FACTORS ASSOCIATED WITH A VIRGINIA PORTFOLIO

The fund`s concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to Commonwealth of Virginia general obligations and agency issues, the fund will invest in local bond issues, lease obligations, and revenue bonds, the credit quality and risk of which will vary according to each security`s own structure and underlying economics.

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Debt  The Commonwealth of Virginia and its local governments issued $6.9 billion of municipal bonds in 2002, including general obligation debt backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for an enterprise or project. Included within the revenue bond category are tax-exempt lease obligations that are subject to annual appropriations of a governmental body to meet debt service, usually with no implied tax or specific revenue pledge. Debt issued in 2002 was for a wide variety of public purposes, including transportation, housing, education, health care, and industrial development.
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As of June 30, 2002, the Commonwealth of Virginia had $1.0 billion of outstanding general obligation bonds secured by the Commonwealth`s revenue and taxing power, a modest amount compared to many other states. Under state law, general obligation debt is limited to 1.15 times the average of the preceding three years` income tax and sales and use tax collections. The Commonwealth`s outstanding general obligation debt is well below that limit and approximately 75% of the debt service is actually met from revenue-producing capital projects such as universities and toll roads.
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The Commonwealth also supports $2.6 billion in debt issued by the Virginia Public Building Authority, the Commonwealth Transportation Board, the Virginia College Building Authority, the Virginia Biotechnology Research Park Authority, the Virginia Port Authority, and the Innovative Technology Authority for transportation purposes. These bonds are not backed by the full faith and credit of the Commonwealth but instead are subject to annual appropriations from the Commonwealth`s General Fund.
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In addition to the Commonwealth and public authorities described above, an additional $8.0 billion in bonds has been issued by special public authorities in Virginia that are not obligations of the Commonwealth. These bonds include debt issued by the Virginia Public School Authority, the Virginia Resources Authority, and the Virginia Housing Development Authority.
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Economy  The Commonwealth of Virginia has a population of approximately 7.2 million, making it the twelfth largest state. Since the 1930s the Commonwealth`s population has grown at a rate near or exceeding the national
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average. Stable to strong economic growth during the 1990s was led by the Northern Virginia area outside of Washington, D.C., where nearly a third of the Commonwealth`s population is concentrated. The next largest metropolitan area is the Norfolk-Virginia Beach-Newport News area, followed by the Richmond-Petersburg area, including the Commonwealth`s capital of Richmond. The Commonwealth`s economy is broadly based, with a large concentration in service and governmental jobs, followed by manufacturing. Virginia has significant concentrations of high-technology employers, predominantly in Northern Virginia. Per capita income exceeds national averages while unemployment figures have consistently tracked below national averages.
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Financial  To a large degree, the risk of the portfolio is dependent on the financial strength of the Commonwealth of Virginia and its localities. Virginia is rated AAA by Moody`s, S&P, and Fitch. While S&P and Fitch maintained stable outlooks, Moody`s revised its outlook to negative in December 2001. Moody`s outlook change was coincident with Virginia`s announcement of a sizable budget gap brought about by slowing revenues and rising expenditures. Governor Warner and the Virginia Assembly have since closed this budget gap by cutting expenditures and allowing transfers from the Revenue Stabilization Fund. In addition, the car tax relief program was frozen at 70%. The Revenue Stabilization Fund is specifically earmarked to cushion against such a slowdown as Virginia has recently experienced.
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The Commonwealth`s budget is prepared on a biennial basis. From 1970 through 2000, the General Fund showed a positive balance for all of its two-year budgetary periods. The national recession and its negative effects on Virginia`s personal income tax collections did, however, force the Commonwealth to draw down its general fund balances in 1992, 2001, and 2002. On June 30, 2002, the revenue stabilization fund totaled $472 million, representing 4% of revenues.
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A significant portion of the fund`s assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Virginia are primarily reliant on independent revenue sources such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. Likewise, certain enterprises such as toll roads or hospitals may be affected by changes in economic activity.
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Sectors  Certain areas of potential investment concentration present unique risks. A significant portion of the fund`s assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon which has negatively affected the financial health of many hospitals. While each hospital bond issue is separately secured by the individual hospital`s revenues, third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers are common to all hospitals. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.
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The fund may from time to time invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuer`s financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief.
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The fund may invest in private activity bond issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.
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All funds

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Puerto Rico  From time to time the funds invest in obligations of Puerto Rico and its public corporations, which are exempt from federal, state, and city or local income taxes. As of May 1, 2003, general obligation debt of the Commonwealth is rated Baa1 by Moody`s and A- by S&P. S&P`s outlook on the Commonwealth`s rating is negative. The majority of the Commonwealth`s debt is issued by the major public agencies that are responsible for many of the island`s public functions, such as water, wastewater, highways, electric power, and education. Most recent figures from the Commonwealth state that public sector debt, including public corporations, totals $30.4 billion. Though this amount would be exceptionally high for a state, the figure includes all debt that the Commonwealth issues for its municipalities. The Commonwealth monitors its debt issuance on an ongoing basis by comparing the rate of growth of its debt to the rate of growth of its gross product. The two have been fairly evenly matched over the past five years, with total debt increasing by 30.2% and gross product by 28.7%.
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Since debt authorized for fiscal year 2004 is $540 million, up from the $500 million authorized for 2003, and because the economy is struggling through a slow period, the gap may widen further.
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Annual real gross product growth of over 2% took place from 1997-2001, but slowed to 2.3% in 2001. Real GDP contracted by 0.2% in 2002. The Commonwealth forecasts slight expansion in 2003, accelerating to 2.5% in 2004. Growth can be attributed to a favorable and strong relationship with the United States, continuing economic development programs that are restructuring the economy, and increases in the level of federal transfers. The Commonwealth is vulnerable to an economic downturn in the U.S. because of its tight linkage to the mainland—54% of all imports are from and 88% of all exports are to the mainland. Manufacturing, especially of pharmaceuticals, is very important, as it accounts for 40% of gross product and 14% of employment. Services, including tourism, are second, representing 39% of gross product and 48% of employment. Though hourly wages in the Commonwealth`s manufacturing sector were 67% of those of the mainland as of December 31, 2002, Puerto Rico still faces employment flight to less developed countries. Higher value-added manufacturing such as pharmaceuticals, which is 59% of manufacturing, has held its ground, but more labor-intensive industries like textiles, tuna canning, and leather products have suffered. Overall manufacturing jobs fell 6.4% in 2002 as a result.
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As mentioned above, tourism is very important to the Commonwealth. San Juan is the largest homeport for cruise ships in the Caribbean and the fourth largest in the world. Visitors` expenditures were 3.5% of gross product in 2002 and 4% of gross product in 2001. The prominence of tourism represents another risk factor. After the September 11 tragedy, hotel occupancy rates fell to 64% from 70% in 2001. Occupancy rates are showing some recovery: there was a slight rise during the first seven months of the year even after annual growth of 3-4% per year in the number of rooms available for rent.
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The Commonwealth`s economy is also vulnerable to oil prices since 99% of its energy generating capacity is oil-fired. To address this issue, the Electric Power Authority recently completed a natural gas plant and a coal-fired facility, which, together, should reduce oil`s share of capacity to 70%.
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For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax credit available under Section 936 of the federal tax code. Section 936 entitled certain corporations to credit income derived from business activities in the Commonwealth against their United States corporate income tax and spurred significant expansion in capital intensive manufacturing. However, federal tax legislation passed in 1993 and 1996 decreased the tax benefits and will eliminate them altogether in the 2006 tax year. At present, the impact of the phaseouts over the short and long term is impossible to forecast.
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The Commonwealth and the United States are tied to each other politically as well as economically. The Commonwealth came under U.S. sovereignty pursuant to the Treaty of Paris signed in 1898, which ended the Spanish-American War. Puerto Ricans have been citizens of the U.S. since 1917. Since 1952, Puerto Ricans have had their own constitution, approved in a special referendum by the people of Puerto Rico and by the U.S. Congress and President. The future political status of the Commonwealth within the United States remains unclear, though. The U.S. House of Representatives voted in March 1998 in favor of a political status act and Puerto Rico held a referendum later that year to determine whether it would preserve its Commonwealth status or transition to becoming a state, but, of the voting options available, a majority of voters opted for the choice labeled "None of the Above."
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RISK FACTORS ASSOCIATED WITH Tax-Efficient Growth and Tax-Efficient

Multi-Cap growth funds and the equity portion of tax-efficient balanced fund

Foreign securities

The fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

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Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory
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practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.
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INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in each fund`s prospectus.

All funds (other than Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds)

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this Statement of Additional Information, the fund`s portfolio may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the fund`s assets invested in any particular type of municipal security can be expected to vary.

The term "municipal securities" means obligations issued by or on behalf of states, territories, and possessions of .the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, .as well as certain other persons and entities, the interest from which is exempt from federal., state, and/or city or local, if applicable income tax. In determining the tax-exempt status of a municipal security, the fund relies on the opinion of the issuer`s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the fund from such a security might not be exempt from federal income tax.

Municipal securities are classified by maturity as notes, bonds, or adjustable rate securities.

Municipal Notes

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less. Municipal notes include:

Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal Bonds Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Two additional categories of potential purchases are lease revenue bonds and prerefunded/escrowed to maturity bonds. Another type of municipal bond is referred to as an industrial development bond.

General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer`s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state`s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

Lease Revenue Bonds Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower`s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the fund`s Board determines such securities are illiquid, they will be subject to the fund`s limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become "prerefunded" or "escrowed to maturity" and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a fund`s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the fund, be considered an investment in U.S. Treasury securities.

Private Activity Bonds Under current tax law all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Some, but not all, private activity bonds are subject to alternative minimum tax.

Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility`s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Adjustable Rate Securities

Municipal securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment. Such securities may have long-term maturities but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed-rate obligations. These securities may take the following forms:

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Subject to the provisions of Rule 2a-7 under the 1940 Act, (1) a variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest; (2) a variable rate instrument is subject to a demand feature, which entitles the purchaser to receive the principal amount of the underlying security or securities either (i) upon notice of usually 30 days, or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days` notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; and (3) an instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Should the provisions of Rule 2a-7 change, the funds will determine the maturity of these securities in accordance with the amended provisions of such rule.

Floating Rate Securities Floating rate instruments are those whose terms provide for the adjustment of their interest rates whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Subject to the provisions of Rule 2a-7 under the 1940 Act, (1) the maturity of a floating rate instrument is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made; and (2) floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Should the provisions of Rule 2a-7 change, the funds will determine the maturity of these securities in accordance with the amended provisions of such rule.

Put Option Bonds Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.

Participation Interests The fund may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the fund may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The fund will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the fund holds participation interests is exempt from federal income tax to the fund. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

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Bond and Tax-Efficient Balanced Funds
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Residual Interest Bonds are a type of high-risk derivative. The fund may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the variable rate securities will be determined by an index or auction process held approximately every seven to 35 days while the bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums or be at deep discounts. This is a relatively new product in the municipal market with limited liquidity to date.

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Swap Agreements
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The fund may enter into interest rate, index, total return, credit, and, to the extent it may invest in foreign currency-denominated securities, currency rate swap agreements. The fund may also enter into options on swap agreements ("swap options") on the types of swaps listed above.
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Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The fund may write (sell) and purchase put and call swap options.
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One example of the use of swaps within a fund may be to manage the interest rate sensitivity of the fund. The fund might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the fund. Or, the fund may buy or sell swap options to effect the same result. The fund may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.
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Another example is the use of credit default swaps to buy or sell credit protection. A default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the default swap market. The credit protection market is still relatively new and should be considered illiquid.
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Most swap agreements entered into by the fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the fund`s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund`s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.
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The use of swap agreements by the fund entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.
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The fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.
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Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund`s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
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There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the fund may invest in these securities.
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All funds (other than Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds)

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A fund will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, a fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in a fund`s portfolio are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a fund remains fully invested or almost fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the fund`s assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, a fund will meet its obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by a fund upon notice to its shareholders.

All funds (other than the Money, Tax-Efficient Growth, and Tax-Efficient Multi-Cap Growth Funds)

Forwards

The fund may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the fund must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

All funds (other than Tax-Efficient Funds)

Investment in Taxable Money Market Securities

Although the fund expects to be solely invested in municipal securities, for temporary defensive purposes it may elect to invest in the taxable money market securities listed next (without limitation) when such action is deemed to be in the best interests of shareholders. The interest earned on these money market securities is not exempt from federal income tax and may be taxable to shareholders as ordinary income.

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Short-Term Corporate Debt Securities Short-term corporate debt securities rated at least AA by S&P, Moody`s, or Fitch.

Commercial Paper Paper rated A-2 or better by S&P, Prime-2 or better by Moody`s, or F-2 or better by Fitch, or, if not rated, issued by a corporation having an outstanding debt issue rated A or better by Moody`s, S&P, or Fitch and, with respect to the Money Funds, is of equivalent investment quality as determined by the Board of Directors.

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Tax-Efficient Funds
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Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

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Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
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Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund`s investment in hybrid instruments will account for more than 10% of the fund`s return (positive or negative).

Warrants

The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

All funds

Illiquid or Restricted Securities

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Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security
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under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund`s Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% (10% for Money Funds) of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.
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Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund`s Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund`s restriction of investing no more than 15% (10% for Money Funds) of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund`s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% (10% for Money Funds) of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund`s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
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PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

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Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.
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Interfund Borrowing and Lending

All funds (Borrowing)

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The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.
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Tax-Efficient Funds (Lending)
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The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to lend money to Price Funds. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.
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Repurchase Agreements

The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements, which do not provide for payment within seven days, will be treated as illiquid securities. The fund will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the fund`s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Reverse Repurchase Agreements

Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

Tax-Efficient Funds

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The fund may invest its cash reserves primarily in one or more money market funds established for the exclusive .use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money .market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government .Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc..Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.
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Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.
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RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the investment manager, they will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.
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Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Options on Securities

Options are another type of potentially high-risk derivative.

Bond and Money Funds

The fund has no current intention of investing in options on securities, although it reserves the right to do so. Appropriate disclosure would be added to the fund`s prospectus and Statement of Additional Information when and if the fund decides to invest in options.

Tax-Efficient Funds

Writing Covered Call Options

The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income, which should serve to enhance the fund`s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund`s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do) but capable of enhancing the fund`s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund`s policy, which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund`s loss could be significant.

The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis. This means that the fund would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund`s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

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The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.
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The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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The fund will not commit more than 5% of its assets to premiums when purchasing put options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset
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will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.
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Purchasing Call Options

The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

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The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.
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Dealer (Over-the-Counter) Options

The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund`s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts

All funds (other than the Money Funds)

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The bond funds may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

The Tax-Efficient Funds may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

Stock index futures contracts may be used to provide a hedge for a portion of the fund`s portfolio, as a cash management tool, or as an efficient way for T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund`s portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund`s portfolio securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The fund will enter into futures contracts, which are traded on national (and for the Tax-Efficient Funds, foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low-cost means of implementing the fund`s objectives in these areas.

Regulatory Limitations

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If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board without a shareholder vote and does not limit the percentage of the fund`s assets at risk to 5%.
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In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund`s assets to cover or identified accounts could impede portfolio management or the fund`s ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund`s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

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Subsequent payments ("mark-to-market payments") to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.
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Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

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For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between
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the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).
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Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions, which would operate to terminate the fund`s position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund`s underlying instruments sought to be hedged.

Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the fund`s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund`s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

All funds (other than the Money Funds)

The fund may purchase and sell options on the same types of futures in which it may invest.

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the fund intends to acquire. If the futures price at expiration of the option is above the exercise price, the fund will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the fund intends to acquire. If the futures price when the option is exercised is below the exercise price, however, the fund will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the fund intends to acquire.

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As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.
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Bond and Tax-Efficient Balanced Funds

The fund might trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the fund may also trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed. In the opinion of T. Rowe Price, there is a high degree of correlation in the interest rate, and price movements of U.S. government securities and municipal securities. However, the U.S. government securities market and municipal securities markets are independent and may not move in tandem at any point in time.

The fund may purchase put options on futures contracts to hedge its portfolio of municipal securities against the risk of rising interest rates and the consequent decline in the prices of the municipal securities it owns. The fund will also write call options on futures contracts as a hedge against a modest decline in prices of the municipal securities held in the fund`s portfolio. If the futures price at expiration of a written call option is below the exercise price, the fund will retain the full amount of the option premium, thereby partially hedging against any decline that may have occurred in the fund`s holdings of debt securities. If the futures price when the option is exercised is above the exercise price, however, the fund will incur a loss, which may be wholly or partially offset by the increase of the value of the securities in the fund`s portfolio which were being hedged.

Tax-Efficient Funds

As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

Special Risks of Transactions in Options on Futures Contracts

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The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.
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In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the fund may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.
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The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the fund may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the fund in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the fund may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

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Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund`s order is placed and the time it is liquidated, offset, or exercised.
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Foreign Currency Transactions

Tax-Efficient Funds

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund`s use of such contracts would include, but not be limited to, the following:

First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

The fund may enter into forward contacts for any other purpose consistent with the fund`s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund`s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund`s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The fund`s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

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Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.
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Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The fund may enter into certain options, futures, foreign exchange contracts (Tax-Efficient Funds only), and swaps including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund`s fiscal year, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss, regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders, even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

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In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.
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Entering into certain options, futures contracts, swaps, or forward foreign exchange contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.
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The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.

All funds

INVESTMENT RESTRICTIONS

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Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.
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Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund`s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the fund`s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

Commodities Purchase or sell physical commodities, except that the funds (other than the Money Funds) may enter into futures contracts and options thereon;

Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry;

Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the fund`s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

Percent Limit on Assets Invested in Any One Issuer.(California, Tax-Efficient Balanced, Tax-Efficient Multi-Cap Growth, Tax-Efficient Growth, Tax-Exempt Money, Tax-Free High Yield, Tax-Free Income, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds Only)

Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund`s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer.(California, Tax-Efficient Balanced, Tax-Efficient Multi-Cap Growth, Tax-Efficient Growth, Tax-Exempt Money, Tax-Free High Yield, Tax-Free Income, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds Only)

Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Senior Securities Issue senior securities except in compliance with the 1940 Act;

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Taxable Securities (All funds except Tax-Efficient Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the fund`s income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund`s income would be subject to the AMT; or
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Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

With respect to investment restriction (1), the Money Funds have no current intention of engaging in any borrowing transactions.

With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction (3):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

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For the equity securities of the Tax-Efficient Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s Global Industry Classification Standard. For the other funds,
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industries are determined by reference to the classifications of industries and sub-industries set forth in the fund`s semiannual and annual reports.
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It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

For as long as this staff position is in effect, the fund will not invest more than 25% of its total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

For purposes of investment restriction (9), the fund measures the amount of its income from taxable securities, including AMT securities, over the course of the fund`s taxable year.

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With respect to investment restriction (8), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.
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Operating Policies

As a matter of operating policy, the fund may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

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Equity Securities (All funds except Tax-Efficient Funds) Purchase any equity security or security convertible into an equity security, provided that the fund (other than the Money Funds) may invest up to 10% of its total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the fund`s investment objective and, further provided, that each Money Fund may invest up to 10% of its total assets in equity securities of other tax-free open-end money market funds;
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Futures Contracts Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund`s net asset value;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% (10% for Money Funds) of its net assets would be invested in such securities;

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Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; (ii) in the case of the Tax-Free Funds, only securities of other tax-free money market funds; or (iii) in the case of the Tax-Efficient Funds, securities of the T. Rowe Price Reserve Investment, Government Reserve Investment, or Institutional High Yield Funds;
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Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the fund`s total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

Short Sales Effect short sales of securities; or

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Warrants (Tax-Efficient Funds only) Invest in warrants if, as a result thereof, more than 2% of the value of the net assets of the fund would be invested in warrants.
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California Tax-Free Bond, California Tax-Free Money, Florida Intermediate Tax-Free, Georgia Tax-Free Bond, Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, Maryland Tax-Free Money, New Jersey Tax-Free Bond, New York Tax-Free Bond, New York Tax-Free Money, Tax-Free Intermediate Bond, and Virginia Tax-Free Bond Funds
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The 80% name test set forth in the fund`s investment strategy will be based on the fund`s net assets plus any borrowings for investment purposes.
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MANAGEMENT OF the fund
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The officers and directors* of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.
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The fund is governed by a Board that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The Board also is responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.
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The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting during the last fiscal year.
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The Joint Audit Committee is comprised of David K. Fagin, Hanne M. Merriman, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds` operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the fund met one time in 2003. All members of the committee participated in the meetings.
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The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.
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*The term "director" is used to refer to directors or trustees, as applicable.
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Independent Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1/28/45 105 portfolios	Tax-Efficient Funds, 2001; all other corporations, since 1983	Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1/27/43 105 portfolios	Tax-Efficient Funds, 1997; all other corporations, since 2001	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 4/9/38 105 portfolios	Tax-Efficient Funds, 1997; all other corporations, since 2001	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
F. Pierce Linaweaver 8/22/34 105 portfolios	Tax-Efficient Funds, 2001; all other corporations, since 1979	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
Hanne M. Merriman 11/16/41 105 portfolios	Tax-Efficient Funds, 1997; all other corporations, since 2001	Retail Business Consultant	Ann Taylor Stores Corporation, Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
John G. Schreiber 10/21/46 105 portfolios	Tax-Efficient Funds, 2001; all other corporations, since 1992	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust, Host Marriott Corporation, and The Rouse Company, real estate developers
Hubert D. Vos 8/2/33 105 portfolios	Tax-Efficient Funds, 1997; all other corporations 2001	Owner/President, Stonington Capital Corporation, a private investment company	None
Paul M. Wythes 6/23/33 105 portfolios	Tax-Efficient Funds, 1997 all other corporations, since 2001	Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States	Teltone Corporation
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*All information about the directors was current as of December 31, 2002.
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(a)Each director serves until retirement, resignation, or election of a successor.
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Inside Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies

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James A.C. Kennedy 8/15/53 37 portfolios	Tax-Efficient Funds, 1997	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	None
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William T. Reynolds5/26/48 37 portfolios	Since 1989	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management LimitedVice President, Tax-Efficient Funds	None
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James S. Riepe 6/25/43 105 portfolios	Tax-Efficient Funds, 1997; all other corporations, since 1983	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.Chairman of the Board, all funds
None
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M. David Testa 4/22/44 105 portfolios	Since 1997	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company
None
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*All information about the directors was current as of December 31, 2002.
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(a)Each director serves until retirement, resignation, or election of a successor.
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Officers

Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)

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Stephen V. Booth, 6/21/61 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Certified Public Accountant	Vice President, all funds
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Linda A. Brisson, 7/8/59 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free and State Tax-Free Funds
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Steven G. Brooks, 8/5/54 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Vice President, California Tax-Free, State Tax-Free, and Tax-Exempt Money Funds
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Joseph A. Carrier, 12/30/60 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer, all funds
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Jonathan M. Chirunga, 2/2/66 Vice President, T. Rowe Price	Vice President, State Tax-Free Funds
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Maria H. Condez, 4/3/62 Employee, T. Rowe Price	Assistant Vice President, California Tax-Free, State Tax-Free, and Tax-Exempt Money Funds
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G. Richard Dent, 11/14/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free, State Tax-Free, Tax-Exempt Money, Tax-Free High Yield, and Tax-Free Income Funds
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Roger L. Fiery III, 2/10/59 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.; Certified Public Accountant	Vice President, all funds
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Gregory S. Golczewski, 1/15/66 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, California Tax-Free, State Tax-Free, Tax-Exempt Money, Tax-Free High Yield, Tax-Free Income, Tax-Free Intermediate, and Tax-Free Short-Intermediate Funds
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Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)

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Jill L. Hauser, 6/23/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Tax-Efficient Funds
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Charles B. Hill, 9/22/61 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Tax-Free Intermediate Bond Fund and Tax-Free Short-Intermediate Fund; Vice President, State Tax-Free, Tax-Free High Yield, and Tax-Free Income Funds
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Henry H. Hopkins, 12/23/42
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President, all funds
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Thomas J. Huber, 9/23/66 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;Chartered Financial Analyst	Vice President, Tax-Efficient Funds
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T. Dylan Jones, 2/7/71 Assistant Vice President, T. Rowe Price	Assistant Vice President, California Tax-Free, State Tax-Free, and Tax-Exempt Money Funds
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Marcy M. Lash, 1/30/63 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free, Tax-Exempt Money, Tax-Free High Yield, Tax-Free Income, and Tax-Free Short-Intermediate Funds
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Alan D. Levenson, 7/17/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free, State Tax-Free, and Tax-Exempt Money Funds

Patricia B. Lippert, 1/12/53 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds

Joseph K. Lynagh, 6/9/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	President, Tax-Exempt Money Fund; Executive Vice President, California Tax-Free and State Tax-Free Funds


Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)


Konstantine B. Mallas, 5/26/63 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, California Tax-Free; Vice President, State Tax-Free, Tax-Free High Yield, Tax-Free Income, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds


James M. McDonald, 9/29/49 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, California Tax-Free, State Tax-Free, and Tax-Exempt Money Funds

Hugh D. McGuirk, 7/6/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Tax-Efficient Funds; Vice President, State Tax-Free, Tax-Free High Yield, Tax-Free Income, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds

Mary J. Miller, 7/19/55 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, California Tax-Free, State Tax-Free, Tax-Free High Yield, and Tax-Free Income Funds; Executive Vice President, Tax-Free Intermediate Bond Fund; Vice President, Tax-Efficient, Tax-Exempt Money, and Tax-Free Short-Intermediate Funds



James M. Murphy, 4/23/67 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; (2000) formerly Portfolio Manager at Prudential Investments; Chartered Financial Analyst	Executive Vice President, Tax-Free High Yield Fund; Vice President, Tax-Free Income Fund

Donald J. Peters, 7/3/59 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Tax-Efficient Funds

Stephen P. Richter, 10/18/69 Vice President, T. Rowe Price; (2000) formerly Vice President at Euler ACI; Chartered Financial Analyst	Vice President, Tax-Free High Yield and Tax-Free Income Funds

William J. Stromberg, 3/10/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Vice President, Tax-Efficient Funds


Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)


Timothy G. Taylor, 9/15/75 Employee, T. Rowe Price	Assistant Vice President, State Tax-Free, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds


Julie L. Waples, 5/12/70 Vice President, T. Rowe Price	Vice President, Tax-Efficient Funds

Mark R. Weigman, 7/30/62 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chartered Financial Analyst	Vice President, Tax-Efficient Funds


Edward A. Wiese, 4/12/59
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company; Chief Investment Officer,
Director, and Vice President, T. Rowe Price Savings Bank;
Chartered Financial Analyst
Vice President, California Tax-Free, State Tax-Free, Tax-Exempt Money, Tax-Free Intermediate Bond, and Tax-Free Short-Intermediate Funds

Director Compensation Table

The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
California Tax-Free Bond Fund
Anthony W. Deering	$712	$110,000
Donald W. Dick, Jr.	712	110,000
David K. Fagin	725	112,000
F. Pierce Linaweaver	731	113,000
Hanne M. Merriman	712	110,000
John G. Schreiber	725	112,000
Hubert D. Vos	712	110,000
Paul M. Wythes	725	112,000
California Tax-Free Money Fund
Anthony W. Deering	$617	$110,000
Donald W. Dick, Jr.	617	110,000
David K. Fagin	629	112,000
F. Pierce Linaweaver	634	113,000
Hanne M. Merriman	617	110,000
John G. Schreiber	629	112,000
Hubert D. Vos	617	110,000
Paul M. Wythes	629	112,000
Florida Intermediate Tax-Free Fund
Anthony W. Deering	$622	$110,000
Donald W. Dick, Jr.	622	110,000
David K. Fagin	632	112,000
F. Pierce Linaweaver	638	113,000
Hanne M. Merriman	622	110,000
John G. Schreiber	632	112,000
Hubert D. Vos	622	110,000
Paul M. Wythes	632	112,000
Georgia Tax-Free Bond Fund
Anthony W. Deering	$609	$110,000
Donald W. Dick, Jr.	609	110,000
David K. Fagin	620	112,000
F. Pierce Linaweaver	626	113,000
Hanne M. Merriman	609	110,000
John G. Schreiber	620	112,000
Hubert D. Vos	609	110,000
Paul M. Wythes	620	112,000
Maryland Short-Term Tax-Free Bond Fund
Anthony W. Deering	$668	$110,000
Donald W. Dick, Jr.	668	110,000
David K. Fagin	680	112,000
F. Pierce Linaweaver	688	113,000
Hanne M. Merriman	668	110,000
John G. Schreiber	680	112,000
Hubert D. Vos	668	110,000
Paul M. Wythes	680	112,000
Maryland Tax-Free Bond Fund
Anthony W. Deering	$1,295	$110,000
Donald W. Dick, Jr.	1,295	110,000
David K. Fagin	1,318	112,000
F. Pierce Linaweaver	1,330	113,000
Hanne M. Merriman	1,295	110,000
John G. Schreiber	1,318	112,000
Hubert D. Vos	1,295	110,000
Paul M. Wythes	1,318	112,000
Maryland Tax-Free Money Fund
Anthony W. Deering	$595	$110,000
Donald W. Dick, Jr.	595	110,000
David K. Fagin	605	112,000
F. Pierce Linaweaver	610	113,000
Hanne M. Merriman	595	110,000
John G. Schreiber	605	112,000
Hubert D. Vos	595	110,000
Paul M. Wythes	605	112,000
New Jersey Tax-Free Bond Fund
Anthony W. Deering	$640	$110,000
Donald W. Dick, Jr.	640	110,000
David K. Fagin	652	112,000
F. Pierce Linaweaver	657	113,000
Hanne M. Merriman	640	110,000
John G. Schreiber	652	112,000
Hubert D. Vos	640	110,000
Paul M. Wythes	652	112,000
New York Tax-Free Bond Fund
Anthony W. Deering	$692	$110,000
Donald W. Dick, Jr.	692	110,000
David K. Fagin	705	112,000
F. Pierce Linaweaver	711	113,000
Hanne M. Merriman	692	110,000
John G. Schreiber	705	112,000
Hubert D. Vos	692	110,000
Paul M. Wythes	705	112,000
New York Tax-Free Money Fund
Anthony W. Deering	$626	$110,000
Donald W. Dick, Jr.	626	110,000
David K. Fagin	636	112,000
F. Pierce Linaweaver	643	113,000
Hanne M. Merriman	626	110,000
John G. Schreiber	637	112,000
Hubert D. Vos	626	110,000
Paul M. Wythes	637	112,000
Virginia Tax-Free Bond Fund
Anthony W. Deering	$778	$110,000
Donald W. Dick, Jr.	778	110,000
David K. Fagin	792	112,000
F. Pierce Linaweaver	800	113,000
Hanne M. Merriman	778	110,000
John G. Schreiber	792	112,000
Hubert D. Vos	778	110,000
Paul M. Wythes	792	112,000
Tax-Efficient Balanced Fund
Anthony W. Deering	$588	$110,000
Donald W. Dick, Jr.	588	110,000
David K. Fagin	598	112,000
F. Pierce Linaweaver	604	113,000
Hanne M. Merriman	588	110,000
John G. Schreiber	598	112,000
Hubert D. Vos	588	110,000
Paul M. Wythes	598	112,000
Tax-Efficient Growth Fund
Anthony W. Deering	$600	$110,000
Donald W. Dick, Jr.	600	110,000
David K. Fagin	611	112,000
F. Pierce Linaweaver	615	113,000
Hanne M. Merriman	600	110,000
John G. Schreiber	611	112,000
Hubert D. Vos	600	110,000
Paul M. Wythes	611	112,000
Tax-Efficient Multi-Cap Growth Fund
Anthony W. Deering	$573	$110,000
Donald W. Dick, Jr.	573	110,000
David K. Fagin	583	112,000
F. Pierce Linaweaver	587	113,000
Hanne M. Merriman	573	110,000
John G. Schreiber	583	112,000
Hubert D. Vos	573	110,000
Paul M. Wythes	583	112,000
Tax-Exempt Money Fund
Anthony W. Deering	$978	$110,000
Donald W. Dick, Jr.	978	110,000
David K. Fagin	995	112,000
F. Pierce Linaweaver	1,003	113,000
Hanne M. Merriman	978	110,000
John G. Schreiber	995	112,000
Hubert D. Vos	978	110,000
Paul M. Wythes	995	112,000
Tax-Free High Yield Fund
Anthony W. Deering	$1,201	$110,000
Donald W. Dick, Jr.	1,201	110,000
David K. Fagin	1,223	112,000
F. Pierce Linaweaver	1,234	113,000
Hanne M. Merriman	1,201	110,000
John G. Schreiber	1,223	112,000
Hubert D. Vos	1,201	110,000
Paul M. Wythes	1,223	112,000
Tax-Free Income Fund
Anthony W. Deering	$1,398	$110,000
Donald W. Dick, Jr.	1,398	110,000
David K. Fagin	1,424	112,000
F. Pierce Linaweaver	1,436	113,000
Hanne M. Merriman	1,398	110,000
John G. Schreiber	1,424	112,000
Hubert D. Vos	1,398	110,000
Paul M. Wythes	1,424	112,000
Tax-Free Intermediate Bond Fund
Anthony W. Deering	$647	$110,000
Donald W. Dick, Jr.	647	110,000
David K. Fagin	659	112,000
F. Pierce Linaweaver	664	113,000
Hanne M. Merriman	647	110,000
John G. Schreiber	659	112,000
Hubert D. Vos	647	110,000
Paul M. Wythes	659	112,000
Tax-Free Short-Intermediate Fund
Anthony W. Deering	$853	$110,000
Donald W. Dick, Jr.	853	110,000
David K. Fagin	870	112,000
F. Pierce Linaweaver	877	113,000
Hanne M. Merriman	853	110,000
John G. Schreiber	870	112,000
Hubert D. Vos	853	110,000
Paul M. Wythes	870	112,000

Amounts in this column are based on accrued compensation for fiscal year 2003.

Amounts in this column are based on compensation received for fiscal year 2003. The T. Rowe Price complex included 105 funds as of December 31, 2002.

Directors` Holdings in the T. Rowe Price Funds

The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2002.

	Deering	Dick	Fagin	Linaweaver	Merriman	Schreiber	Vos	Wythes
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	None	over $100,000	None	None	None	None
Blue Chip Growth Fund	None	$10,001-$50,000	$50,001-$100,000	None	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None	None	None
Capital Appreciation Fund	None	over $100,000	None	None	$10,001-$50,000	None	None	None
Capital Opportunity Fund	None	None	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None	None
Developing Technologies Fund	None	None	None	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	None	None	None	None	None
Equity Income Fund	None	$50,001-$100,000	$10,001-$50,000	None	$50,001-$100,000	None	$10,001-$50,000	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	over $100,000	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None	None	None
European Stock Fund	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	None	None	None	None	None
Financial Services Fund	None	$10,001-$50,000	None	None	None	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	None	None	None	None	None
Global Technology Fund	None	None	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	over $100,000	None	None
Government Reserve Investment Fund	None	None	None	None	None	None	None	None
Growth & Income Fund	None	$1-$10,000	None	None	None	over $100,000	None	$10,001-$50,000
Growth Stock Fund	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None	None	None
Health Sciences Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$1-$10,000
Health Sciences Portfolio	None	None	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None	None	None
High Yield Fund	None	$10,001-$50,000	None	over $100,000	None	over $100,000	None	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None	None
International Bond Fund	None	$10,001-$50,000	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
International Discovery Fund	$10,001-$50,000	$10,001-$50,000	None	over $100,000	None	None	None	over $100,000
International Equity Index Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	None	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None	None
Media & Telecommunications Fund	$10,001-$50,000	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None	None	None
New America Growth Fund	None	None	None	over $100,000	$10,001-$50,000	None	None	$10,001-$50,000
New America Growth Portfolio	None	None	None	None	None	None	None	None
New Asia Fund	None	None	$10,001-$50,000	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	$10,001-$50,000	None
New Horizons Fund	over $100,000	$10,001-$50,000	$1-$10,000	over $100,000	$10,001-$50,000	None	$10,001-$50,000	$50,001-$100,000
New Income Fund	None	$50,001-$100,000	None	None	None	over $100,000	None	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None	None	None
Prime Reserve Fund	None	over $100,000	None	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	None	None
Prime Reserve Portfolio	None	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	None	None	None	None
Reserve Investment Fund	None	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	None	$10,001-$50,000	None	$10,001-$50,000	$10,001-$50,000
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond Fund	None	None	$50,001-$100,000	None	None	over $100,000	None	None
Small-Cap Stock Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$10,001-$50,000
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	over $100,000	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None	None
Spectrum International Fund	None	None	None	None	$10,001-$50,000	None	None	None
Summit Cash Reserves Fund	None	over $100,000	over $100,000	None	None	over $100,000	None	None
Summit GNMA Fund	None	None	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Money Market Fund	None	None	None	None	over $100,000	over $100,000	None	None
Tax-Efficient Balanced Fund	None	None	$50,001-$100,000	None	None	None	None	None
Tax-Efficient Growth Fund	None	None	$10,001-$50,000	None	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free High Yield Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Total Equity Market Index Fund	None	None	None	None	None	None	None	None
U.S. Bond Index Fund	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None	None	over $100,000	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	None	over $100,000	None	None
U.S. Treasury Money Fund	None	None	None	None	None	over $100,000	None	None
Value Fund	None	$10,001-$50,000	$50,001-$100,000	None	$50,001-$100,000	over $100,000	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None	None

	Kennedy	Reynolds	Riepe	Testa
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	over $100,000	None
Blue Chip Growth Fund	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None
California Tax-Free Money Fund	None	None	None	None
Capital Appreciation Fund	over $100,000	None	over $100,000	None
Capital Opportunity Fund	$10,001-$50,000	None	None	None
Corporate Income Fund	None	None	None	None
Developing Technologies Fund	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None
Dividend Growth Fund	$50,001-$100,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None
Emerging Markets Stock Fund	$50,001-$100,000	None	$10,001-$50,000	over $100,000
Equity Income Fund	$10,001-$50,000	$50,001-$100,000	over $100,000	None
Equity Income Fund—Advisor Class	None	None	None	None
Equity Income Fund—R Class	None	None	None	None
Equity Income Portfolio	None	None	None	None
Equity Income Portfolio—II	None	None	None	None
Equity Index 500 Fund	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None
European Stock Fund	None	None	None	None
Extended Equity Market Index Fund	None	None	None	None
Financial Services Fund	$50,001-$100,000	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None
Global Stock Fund	None	None	None	None
Global Technology Fund	None	None	None	None
GNMA Fund	None	over $100,000	None	None
Government Reserve Investment Fund	None	None	None	None
Growth & Income Fund	None	None	over $100,000	None
Growth Stock Fund	$50,001-$100,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None
Health Sciences Fund	over $100,000	over $100,000	None	over $100,000
Health Sciences Portfolio	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None
High Yield Fund	None	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None
Institutional High Yield Fund	None	None	None	over $100,000
Institutional Large-Cap Growth Fund	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None
International Bond Fund	None	$1-$10,000	None	None
International Bond Fund—Advisor Class	None	None	None	None
International Discovery Fund	None	None	$1-$10,000	$10,001-$50,000
International Equity Index Fund	None	None	None	None
International Growth & Income Fund	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None
International Growth & Income Fund— R Class	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None	None	None
International Stock Fund—R Class	None	None	None	None
International Stock Portfolio	None	None	None	None
Japan Fund	None	None	over $100,000	None
Latin America Fund	$50,001-$100,000	None	None	None
Limited-Term Bond Portfolio	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	$50,001-$100,000	None	None
Maryland Tax-Free Bond Fund	None	over $100,000	None	None
Maryland Tax-Free Money Fund	None	None	None	None
Media & Telecommunications Fund	over $100,000	None	None	None
Mid-Cap Growth Fund	over $100,000	None	None	over $100,000
Mid-Cap Growth Fund—Advisor Class	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None
Mid-Cap Value Fund	over $100,000	None	None	over $100,000
Mid-Cap Value Fund—Advisor Class	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None
New America Growth Fund	$50,001-$100,000	None	None	None
New America Growth Portfolio	None	None	None	None
New Asia Fund	over $100,000	None	$1-$10,000	None
New Era Fund	over $100,000	None	None	None
New Horizons Fund	None	$50,001-$100,000	None	over $100,000
New Income Fund	None	None	None	None
New Income Fund—Advisor Class	None	None	None	None
New Income Fund—R Class	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None
Personal Strategy Income Fund	None	None	None	None
Prime Reserve Fund	over $100,000	$1-$10,000	$50,001-$100,000	$1-$10,000
Prime Reserve Portfolio	None	None	None	None
Real Estate Fund	None	None	None	$10,001-$50,000
Reserve Investment Fund	None	None	None	None
Retirement 2010 Fund	None	None	None	None
Retirement 2020 Fund	None	None	None	None
Retirement 2030 Fund	None	None	None	None
Retirement 2040 Fund	None	None	None	None
Retirement Income Fund	None	None	None	None
Science & Technology Fund	None	$50,001-$100,000	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None	None
Short-Term Bond Fund	None	over $100,000	over $100,000	None
Small-Cap Stock Fund	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	over $100,000	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None	None
Spectrum Growth Fund	None	None	None	None
Spectrum Income Fund	None	None	None	None
Spectrum International Fund	None	None	None	None
Summit Cash Reserves Fund	over $100,000	None	over $100,000	over $100,000
Summit GNMA Fund	None	None	None	None
Summit Municipal Income Fund	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	over $100,000
Summit Municipal Money Market Fund	over $100,000	over $100,000	over $100,000	None
Tax-Efficient Balanced Fund	None	None	None	None
Tax-Efficient Growth Fund	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None
Tax-Exempt Money Fund	over $100,000	$50,001-$100,000	None	None
Tax-Free High Yield Fund	None	None	None	None
Tax-Free Income Fund	None	None	None	$10,001-$50,000
Tax-Free Income Fund—Advisor Class	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None
Tax-Free Short-Intermediate Fund	None	$1-$10,000	over $100,000	None
Total Equity Market Index Fund	None	None	over $100,000	None
U.S. Bond Index Fund	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None
U.S. Treasury Long-Term Fund	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None
Value Fund	over $100,000	$10,001-$50,000	over $100,000	over $100,000
Value Fund—Advisor Class	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of May 31, 2003, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

As of May 31, 2003, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

Georgia Tax-Free Bond (5.01%) and Tax-Free Short-Intermediate Funds (5.38%): Charles Schwab & Co., Inc., Reinvest Account, Attn.: Mutual Fund Department, 101 Montgomery Street, San Francisco, California 94104-4122.

Maryland Tax-Free Money (5.26%) and Tax-Exempt Money Funds (5.83%): Pershing Division of DLJ Securities Corporation for exclusive benefit of TRP Money Fund Customer Accounts, 1 Pershing Plaza, Jersey City, New Jersey 07399-0002.

New York Tax-Free Money Fund (8.71%): Coleman M. Brandt and Grace L. Brandt JT TEN, 330 West 72nd Street, Apt. 10A, New York, New York 10023-2649.

Tax-Efficient Balanced Fund (8.73%): TRP Finance, Inc., 802 West Street, Suite 301, Wilmington, Delaware 19801-1526.

INVESTMENT MANAGEMENT SERVICES

Services

Under the Investment Management Agreement, T. Rowe Price provides the fund with discretionary investment .services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in .accordance with the fund`s investment objectives, program, and restrictions as provided in its prospectus and .this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions .on behalf of the fund, including the negotiation of commissions and the allocation of principal business and .portfolio brokerage.In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agent`s activities; and permitting T. Rowe Price`s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

The Investment Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the Boards to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Inc. comparing the fund`s advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund`s advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

Management Fee

The fund pays T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds` group fee accrual as determined below ("Daily Price Funds` Group Fee Accrual") by the ratio of the Price Funds` net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds` Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds` Group Fee Accrual for that day as determined in accordance with the following schedule:
0.480%	First $1 billion	0.360%	Next $2 billion	0.310%	Next $16 billion
0.450%	Next $1 billion	0.350%	Next $2 billion	0.305%	Next $30 billion
0.420%	Next $1 billion	0.340%	Next $5 billion	0.300%	Next $40 billion
0.390%	Next $1 billion	0.330%	Next $10 billion	0.295%	Thereafter
0.370%	Next $1 billion	0.320%	Next $10 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, Retirement Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds` Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee .Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the .fraction of one (1) over the number of calendar days in the year by the individual Fund Fee Rate. The product of .this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the .fund`s prospectus as of the close of business on the previous business day on which the fund was open for .business. The individual fund fees.are listed in the following table:

California Tax-Free Bond Fund	0.10%
California Tax-Free Money Fund	0.10
Florida Intermediate Tax-Free Fund	0.05
Georgia Tax-Free Bond Fund	0.10
Maryland Short-Term Tax-Free Bond Fund	0.10
Maryland Tax-Free Bond Fund	0.10
Maryland Tax-Free Money Fund	0.10
New Jersey Tax-Free Bond Fund	0.10
New York Tax-Free Bond Fund	0.10
New York Tax-Free Money Fund	0.10
Virginia Tax-Free Bond Fund	0.10
Tax-Efficient Balanced Fund	0.20
Tax-Efficient Growth Fund	0.30
Tax-Efficient Multi-Cap Growth Fund	0.35
Tax-Exempt Money Fund	0.10
Tax-Free High Yield Fund	0.30
Tax-Free Income Fund	0.15
Tax-Free Intermediate Bond Fund	0.05
Tax-Free Short-Intermediate Fund	0.10

The following table sets forth the total management fees, if any, paid to T. Rowe Price by each fund, during the last three fiscal years:
Fund	2003	2002	2001
California Tax-Free Bond	$1,113,000	$1,026,000	$933,000
California Tax-Free Money	333,000	330,000	351,000
Florida Intermediate Tax-Free	391,000	351,000	313,000
Georgia Tax-Free Bond	353,000	305,000	215,000
Maryland Short-Term Tax-Free Bond	802,000	561,000	485,000
Maryland Tax-Free Bond	5,430,000	4,898,000	4,289,000
Maryland Tax-Free Money	175,000	29,000	(a)
New Jersey Tax-Free Bond	581,000	532,000	464,000
New York Tax-Free Bond	964,000	884,000	795,000
New York Tax-Free Money	412,000	423,000	418,000
Virginia Tax-Free Bond	1,605,000	1,442,000	1,179,000
Tax-Efficient Balanced	231,000	267,000	252,000
Tax-Efficient Growth	406,000	489,000	556,000
Tax-Efficient Multi-Cap Growth	23,000	17,000	0
Tax-Exempt Money	3,048,000	3,197,000	2,937,000
Tax-Free High Yield	6,947,000	6,882,000	6,644,000
Tax-Free Income*	6,904,000	6,701,000	6,275,000
Tax-Free Intermediate Bond	561,000	473,000	417,000
Tax-Free Short-Intermediate	2,180,000	1,821,000	1,645,000

(a)Prior to commencement of operations.

*The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

Limitation on Fund Expenses

The Management Agreement between the fund and T. Rowe Price provides that the fund will bear all expenses of its operations not specifically assumed by T. Rowe Price.

For the purpose of determining whether a fund is entitled to reimbursement, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to reimbursement, that month`s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Expense Limitations and Reimbursements

The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the fund`s ratio of expenses to average net assets to exceed the indicated percentage limitation. (The expense limitation for the Advisor Class relates to operating expenses other than management fees and certain other portfolio level expenses such as fees for custody, outside directors, and auditors.) The expenses borne by T. Rowe Price are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund`s expense ratio exceeding its applicable limitation.

No reimbursements may be made for the California and New York Funds unless approved by shareholders.
Fund	Limitation Period	Expense Ratio Limitation	Reimbursement Date
California Tax-Free Money (a)	March 1, 2003 — June 30, 2005	0.55%	June 30, 2007
Georgia Tax-Free Bond	March 1, 2001 — February 28, 2003	0.65%	February 28, 2005
Maryland Short-Term Tax-Free Bond	March 1, 2001 — February 28, 2003	0.60%	February 28, 2005
Maryland Tax-Free Money (b)	March 1, 2003 — June 30, 2005	0.55%	June 30, 2007
New York Tax-Free Money	March 1, 2001 — February 28, 2003	0.55%	February 28, 2005
Tax-Efficient Multi-Cap Growth (c)	March 1, 2002 — February 29, 2004	1.25%	February 28, 2006
Tax-Free Income Fund—Advisor Class	September 30, 2002 — June 30, 2004	0.90%	June 30, 2006

(a)The California Tax-Free Money Fund previously operated under a 0.55% limitation that expired February 28, 2003. The reimbursement period for this limitation extends through February 28, 2005.

(b)The Maryland Tax-Free Money Fund previously operated under a 0.55% limitation that expired February 28, 2003. The reimbursement period for this limitation extends through February 28, 2005.

(c)The Tax-Efficient Multi-Cap Growth Fund previously operated under a 1.25% limitation that expired February 28, 2002. The reimbursement period for this limitation extends through February 29, 2004.

California Tax-Free Money Fund

Pursuant to the previous expense limitation, $74,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees aggregate $155,000 remain subject to reimbursement by the fund through February 28, 2005.

Georgia Tax-Free Bond Fund

Pursuant to the previous expense limitations, $5,000 of previously unaccrued management fees were accrued as expenses of the fund during the year ended February 28, 2003. At February 28, 2003, unaccrued management fees in the amount of $10,000 remain subject to reimbursement by the fund through February 28, 2005.

Maryland Tax-Free Money Fund

Pursuant to the previous expense limitation, $73,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees in the amount of $166,000 remain subject to reimbursement by the fund through February 28, 2005.

New York Tax-Free Money Fund

Pursuant to the previous expense limitation, $55,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued management fees aggregate $118,000 remain subject to reimbursement by the fund through February 28, 2005.

Tax-Efficient Multi-Cap Growth Fund

Pursuant to the present expense limitation, $101,000 of management fees were not accrued by the fund for the year ended February 28, 2003. At February 28, 2003, unaccrued fees and other expenses in the amount of $101,000 remain subject to reimbursement by the fund through February 28, 2006, and $137,000 through February 29, 2004.

Management Related Services

As noted above, the Investment Management Agreement spells out the expenses to be paid by the fund. In addition to the Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director fees and expenses.

T. Rowe Price Services, Inc. ("Services"), a wholly owned subsidiary of T. Rowe Price, acts as the fund`s transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. ("RPS"), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the fund. The fees paid by the fund to Services and RPS are based on the costs to Services and RPS of providing these services plus a return on capital employed in support of the services. The address for each is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the fund, provides accounting services to the fund. The fund paid the expenses shown in the following table during the last three fiscal years to T. Rowe Price for accounting services.

Fund	2003	2002	2001
California Tax-Free Bond	$64,000	$64,000	$62,000
California Tax-Free Money	64,000	64,000	63,000
Florida Intermediate Tax-Free	64,000	64,000	63,000
Georgia Tax-Free Bond	64,000	64,000	63,000
Maryland Short-Term Tax-Free Bond	64,000	64,000	63,000
Maryland Tax-Free Bond	84,000	84,000	84,000
Maryland Tax-Free Money	64,000	59,000	(a)
New Jersey Tax-Free Bond	64,000	64,000	63,000
New York Tax-Free Bond	64,000	64,000	62,000
New York Tax-Free Money	64,000	64,000	63,000
Virginia Tax-Free Bond	64,000	64,000	63,000
Tax-Efficient Balanced	84,000	84,000	87,000
Tax-Efficient Growth	64,000	64,000	64,000
Tax-Efficient Multi-Cap Growth	64,000	64,000	11,000
Tax-Exempt Money	97,000	95,000	98,000
Tax-Free High Yield	104,000	104,000	102,000
Tax-Free Income	109,000	104,000	102,000
Tax-Free Income Fund—Advisor Class	0	(a)	(a)
Tax-Free Intermediate Bond	64,000	64,000	63,000
Tax-Free Short-Intermediate	64,000	64,000	59,000

(a)Prior to commencement of operations.

other shareholder services

The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts.

Under this AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2002.

Maryland Short-Term Tax-Free Bond Fund	$156
Maryland Tax-Free Bond Fund	673
New York Tax-Free Bond Fund	163
Tax-Free Income Fund	543
Tax-Free Short-Intermediate Fund	277


Each Advisor Class has adopted an administrative fee payment ("AFP") program under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under this AFP program, the fund made no payments to various third parties in calendar year 2002.

T. Rowe Price Associates is the investment manager of several college savings plans established by states under section 529 of the Internal Revenue Code. Each plan has a number of portfolios that invest in underlying T. Rowe Price funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the 529 plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund`s distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

Tax-Free Income Fund—Advisor Class

Distribution and Shareholder Services Plan

The fund directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor Class ("Class"). Each plan provides that the Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the fund considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class`s shareholders. The fund directors noted that, to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing

shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the fund`s independent directors ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Class.

For the period ended February 28, 2003, no payments were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the 12b-1 Plan.
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CUSTODIAN

State Street Bank and Trust Company is the custodian for the fund`s U.S. securities and cash, but it does not participate in the fund`s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

Tax-Efficient Funds

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The fund has entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.
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CODE OF ETHICS

The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment ;Services) have a written Code of Ethics which requires persons with access to investment information ("Access ;Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access ;Persons must report their personal securities transactions within 10 days of their execution. Access Persons will ;not be permitted to effect transactions in a security if: there are pending client orders in the security; the security ;has been purchased or sold by a client within seven calendar days; the security is being considered for purchase ;for a client;;or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.
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PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

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The fund`s purchases and sales of fixed-income portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the fund (other than Tax-Efficient Funds to the extent they purchase equity securities). However, it is included because T. Rowe Price does manage a significant number of common stock portfolios which do engage in agency transactions and pay commissions and because some research and services resulting from the payment of such commissions may benefit the fund.
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How Brokers and Dealers Are Selected

Fixed-Income Securities

Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

Equity Securities

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In purchasing and selling equity securities, it is T. Rowe Price`s policy to seek to obtain quality execution at .favorable security prices through responsible brokers and dealers and at competitive commission rates. .However, under certain conditions, higher brokerage commissions may be paid in return for brokerage and .research services..As a general practice, over-the-counter orders are executed with market-makers through an electronic communications network on an agency basis. In selecting from among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold
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
In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.
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Equity and Fixed-Income Securities

With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefiting the fund; designate any such broker or dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.
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How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

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On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.
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Description of Research Services Received From Brokers and Dealers

T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

Research services received from brokers and dealers are supplemental to T. Rowe Price`s own research efforts and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price`s Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price`s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price is relieved of expenses which it might otherwise bear.
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T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
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Directed Brokerage

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In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.
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Commissions to Brokers Who Furnish Research Services

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings in which the fund participates. Such research is used to benefit the accounts that purchase in the offering.
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Internal Allocation Procedures
T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers, which are able to meet the needs of the transaction.

Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers and dealers and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage, execution, and research services they receive from brokers and dealers and make judgments as to the level of business which would recognize such services. In addition, brokers and dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research

services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.
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Miscellaneous

T. Rowe Price`s brokerage allocation policy is generally applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

From time to time, orders for clients may be placed through a computerized transaction network.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Some of T. Rowe Price`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price may include the T. Rowe Price Associates Foundation, Inc. and The T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, in aggregated orders from time to time. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by its clients in the aggregate. For purposes of determining the 10% limit, T. Rowe Price includes securities held by clients of affiliated advisers.
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
T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. Price Associates is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.
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
Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.
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At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.

Trade Allocation Policies

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T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed-Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example,
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
adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to the fund.
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Other

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The following amounts involved trades with brokers acting as agents or underwriters, in which such brokers received total commissions, including discounts received in connection with underwritings for the last three fiscal years:
Fund	2003	2002	2001
California Tax-Free Bond	$182,000	$297,000	$194,000
California Tax-Free Money	4,000	19,000	0
Florida Intermediate Tax-Free	24,000	20,000	30,000
Georgia Tax-Free Bond	52,000	61,000	64,000
Maryland Short-Term Tax-Free Bond	84,000	27,000	6,000
Maryland Tax-Free Bond	385,000	484,000	333,000
Maryland Tax-Free Money	3,000	1,000	(a)
New Jersey Tax-Free Bond	91,000	96,000	91,000
New York Tax-Free Bond	289,000	255,000	206,000
New York Tax-Free Money	4,000	1,000	0
Virginia Tax-Free Bond	254,000	361,000	129,000
Tax-Efficient Balanced	4,000	19,000	21,000
Tax-Efficient Growth	18,000	11,000	22,000
Tax-Efficient Multi-Cap Growth	15,000	11,000	12,000
Tax-Exempt Money	69,000	4,000	0
Tax-Free High Yield	1,148,000	1,586,000	658,000
Tax-Free Income	959,000	1,103,000	922,000
Tax-Free Intermediate Bond	87,000	68,000	19,000
Tax-Free Short-Intermediate	172,000	141,000	217,000


(a)Prior to commencement of operations.

The percentage of total portfolio transactions, placed with firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of the funds, or in some cases, to the funds for the last three fiscal years, are shown below:
Fund	2003	2002	2001
Tax-Efficient Growth	0%	0%	0%
Tax-Efficient Multi-Cap Growth	0	0.39	0

The portfolio turnover rate for each fund for the last three fiscal years are:
Fund	2003	2002	2001
California Tax-Free Bond	28.5%	39.0%	37.7%
Florida Intermediate Tax-Free	12.8	15.3	19.5
Georgia Tax-Free Bond	24.8	32.1	33.9
Maryland Short-Term Tax-Free Bond	31.9	23.8	29.2
Maryland Tax-Free Bond	19.4	18.5	19.3
New Jersey Tax-Free Bond	14.7	17.0	24.6
New York Tax-Free Bond	30.0	33.5	36.1
Virginia Tax-Free Bond	33.5	47.1	38.1
Tax-Efficient Balanced	21.3	24.3	19.1
Tax-Efficient Growth	17.6	8.5	12.0
Tax-Efficient Multi-Cap Growth	27.0	15.4	10.4(a)
Tax-Free High Yield	30.8	32.7	15.1
Tax-Free Income	24.4	28.2	28.6
Tax-Free Intermediate Bond	20.7	19.7	17.3
Tax-Free Short-Intermediate	29.7	30.0	40.7(b)
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

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(a)Annualized.

(b)Excludes the effect of the acquisition of the Virginia Short-Term Bond Fund assets.

PRICING OF SECURITIES

All funds (other than the Money Funds)

Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.
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Tax-Efficient Funds

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Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.
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
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank.
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Money Funds

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Securities are valued at amortized cost.
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All funds

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board.
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Maintenance of Money Fund`s Net Asset Value per Share at $1.00

It is the policy of the fund to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the fund`s acquisition cost as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a)The Board must establish written procedures reasonably designed, taking into account current market conditions and the fund`s investment objectives, to stabilize the fund`s net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;
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(b)The fund must (i) maintain a dollarweighted average portfolio maturity appropriate to its objective of maintaining a stable price per share, (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollarweighted average portfolio maturity of 90 days or less;

(c)The fund must limit its purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the fund`s Board determines present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and
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
(d)The Board must determine that (i) it is in the best interest of the fund and its shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the fund will continue to use the amortized cost method only so long as the Board believes that it fairly reflects the market-based net asset value per share.
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
Although the fund believes that it will be able to maintain its net asset value at $1.00 per share under most conditions, there can be no absolute assurance that it will be able to do so on a continuous basis. If the fund`s net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Board of the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the fund`s net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Board of the fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.
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NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may ,be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, the fund`s annual capital gain distribution and, for the Tax-Efficient Funds, the annual dividend, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date may precede the payment date by as much as one day although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

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Generally, dividends paid by the fund are not eligible for the dividends-received deduction applicable to corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare by its year-end dividends equal to at least 90% of net tax-exempt income (as of its year-end) to permit pass-through of tax-exempt income to shareholders. Each fund must also declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax, and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end) to avoid federal income tax.
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At the time of your purchase, the fund`s net asset value may reflect undistributed income., capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the .fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a .deduction for dividends or other distributions to shareholders; and (2) the fund`s distributions, to the extent .made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as .ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends),. and the fund may qualify for the 70% deduction for dividends received by corporations.

All funds (other than Tax-Efficient Funds)

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. If any portion of a fund`s dividends is not exempt from federal income taxes, you will receive a Form 1099-DIV stating the taxable portion. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of alternative minimum tax. Social Security recipients who receive interest from tax-exempt securities may have to pay taxes on a portion of their Social Security benefit.

Because the interest on municipal securities is tax-exempt, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. (See Section 265(a)(2) of the Internal Revenue Code.) Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a fund. The income from such bonds may not be tax-exempt for such substantial users.
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Tax-Efficient Growth and Tax-Efficient Multi-Cap Growth Funds

A portion of the dividends paid by the funds may be eligible for the dividends-received deduction applicable to .corporate shareholders.For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares.
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Florida Intermediate Tax-Free Fund

Although Florida does not have a state income tax, it does impose an intangibles property tax that applies to shares of mutual funds. However, a fund that is organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the intangibles tax. If a fund`s portfolio is less than 90% invested in these exempt securities on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.

The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and, therefore, expects that the entire value of all fund shares will be exempt from the intangibles tax. Nevertheless, exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.
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Taxation of Foreign Shareholders

The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

Passive Foreign Investment Companies

The fund may purchase the securities of certain foreign investment funds or trusts, called passive foreign investment companies, for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund`s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund`s taxable year.

YIELD INFORMATION

Money Funds

The fund`s current and historical yield for a period is calculated by dividing the net change in value of an account (including all dividends accrued and dividends reinvested in additional shares) by the account value at the beginning of the period to obtain the base period return. This base period return is divided by the number of days in the period, then multiplied by 365 to arrive at the annualized yield for that period. The fund`s annualized compound yield for such period is compounded by dividing the base period return by the number of days in the period, and compounding that figure over 365 days.

The Money Funds` current and compound yields for the seven days ended February 28, 2003, were:
Fund	Current Yield	Compound Yield
California Tax-Free Money	0.64%	0.64%
Maryland Tax-Free Money	0.65	0.66
New York Tax-Free Money	0.64	0.64
Tax-Exempt Money	0.75	0.75
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

Bond Funds

An income factor is calculated for each security in the portfolio based upon the security`s market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.

The yield of each fund calculated under the above-described method for the month ended February 28, 2003, was:
California Tax-Free Bond Fund	3.64%
Florida Intermediate Tax-Free Fund	2.48
Georgia Tax-Free Bond Fund	3.42
Maryland Short-Term Tax-Free Bond Fund	1.07
Maryland Tax-Free Bond Fund	3.47
New Jersey Tax-Free Bond Fund	3.44
New York Tax-Free Bond Fund	3.50
Virginia Tax-Free Bond Fund	3.41
Tax-Free High Yield Fund	4.89
Tax-Free Income Fund	3.60
Tax-Free Income Fund—Advisor Class	3.23
Tax-Free Intermediate Bond Fund	2.45
Tax-Free Short-Intermediate Fund	1.77


The tax-equivalent yields (assuming a federal tax bracket of 30.0%) for each fund for the same period were as follows:
California Tax-Free Bond Fund(a)	5.73%
Florida Intermediate Tax-Free Fund(b)	3.64
Georgia Tax-Free Bond Fund(c)	5.20
Maryland Short-Term Tax-Free Bond Fund(d)	1.66
Maryland Tax-Free Bond Fund(d)	5.38
New Jersey Tax-Free Bond Fund(e)	5.25
New York Tax-Free Bond Fund(f)	5.58
Virginia Tax-Free Bond Fund(g)	5.17
Tax-Free High Yield Fund	6.99
Tax-Free Income Fund	5.14
Tax-Free Income Fund—Advisor Class	4.61
Tax-Free Intermediate Bond Fund	3.50
Tax-Free Short-Intermediate Fund	2.53

(a)Assumes a state tax bracket of 9.3%.

(b)Assumes an intangibles tax rate of 0.1%.

(c)Assumes a state tax bracket of 6.0%.

(d)Assumes a state tax bracket of 4.75% and a local tax bracket of 3.15%.

(e)Assumes a state tax bracket of 6.37%.

(f)Assumes a state tax bracket of 6.85% and a local tax bracket of 3.648%.

(g)Assumes a state tax bracket of 5.75%.

The tax-equivalent yields (assuming a federal tax bracket of 27.0%) for each fund for the same period were as follows:
California Tax-Free Bond Fund(a)	5.50%
Florida Intermediate Tax-Free Fund(b)	3.50
Georgia Tax-Free Bond Fund(c)	4.99
Maryland Short-Term Tax-Free Bond Fund(d)	1.59
Maryland Tax-Free Bond Fund(d)	5.16
New Jersey Tax-Free Bond Fund(e)	4.99
New York Tax-Free Bond Fund(f)	5.36
Virginia Tax-Free Bond Fund(g)	4.96
Tax-Free High Yield Fund	6.70
Tax-Free Income Fund	4.93
Tax-Free Income Fund—Advisor Class	4.42
Tax-Free Intermediate Bond Fund	3.36
Tax-Free Short-Intermediate Fund	2.42

(a)Assumes a state tax bracket of 9.3%.

(b)Assumes an intangibles tax rate of 0.1%.

(c)Assumes a state tax bracket of 6.0%.

(d)Assumes a state tax bracket of 4.75% and a local tax bracket of 3.15%.

(e)Assumes a state tax bracket of 5.525%.

(f)Assumes a state tax bracket of 6.85% and a local tax bracket of 3.648%.

(g)Assumes a state tax bracket of 5.75%.

INVESTMENT PERFORMANCE

Total Return Performance

The fund`s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

Cumulative Performance Percentage Change Periods Ended 2/28/03
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
California Tax-Free Bond	6.63%	30.78%	78.28%	181.64%	09/15/86
California Tax-Free Money	0.88	11.38	27.36	65.00	09/15/86
Florida Intermediate Tax-Free	6.98	29.43	—	72.64	03/31/93
Georgia Tax-Free Bond	7.15	30.29	—	82.85	03/31/93
Maryland Short-Term Tax-Free Bond	3.62	22.92	50.11	52.62	01/29/93
Maryland Tax-Free Bond	7.87	32.00	78.25	172.24	03/31/87
Maryland Tax-Free Money	0.97	—	—	2.77	03/30/01
New Jersey Tax-Free Bond	7.83	30.74	75.78	121.15	04/30/91
New York Tax-Free Bond	7.48	30.76	78.27	196.76	08/28/86
New York Tax-Free Money	0.88	12.51	28.67	65.61	08/28/86
Virginia Tax-Free Bond	7.94	32.42	80.53	122.73	04/30/91
Tax-Efficient Balanced	-7.93	16.27	—	33.66	06/30/97
Tax-Efficient Growth	-23.71(a)	—	—	-29.20(a)	07/30/99
Tax-Efficient Multi-Cap Growth	-22.56(a)	—	—	-33.40(a)	12/29/00
Tax-Exempt Money	1.01	13.36	30.59	136.91	04/08/81
Tax-Free High Yield	5.54	20.46	70.13	295.41	03/01/85
Tax-Free Income	7.42	30.55	77.47	488.43	10/26/76
Tax-Free Income Fund—Advisor Class	—	—	—	1.02	09/30/02
Tax-Free Intermediate Bond	6.80	29.93	72.35	84.08	11/30/92
Tax-Free Short-Intermediate	4.94	26.73	57.96	185.23	12/23/83

(a)Not adjusted for redemption fees.

Average Annual Compound Rates of Return Periods Ended 2/28/03
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
California Tax-Free Bond	6.63%	5.51%	5.95%	6.50%	09/15/86
California Tax-Free Money	0.88	2.18	2.45	3.09	09/15/86
Florida Intermediate Tax-Free	6.98	5.30	—	5.66	03/31/93
Georgia Tax-Free Bond	7.15	5.43	—	6.28	03/31/93
Maryland Short-Term Tax-Free Bond	3.62	4.21	4.15	4.28	01/29/93
Maryland Tax-Free Bond	7.87	5.71	5.95	6.49	03/31/87
Maryland Tax-Free Money	0.97	—	—	1.43	03/30/01
New Jersey Tax-Free Bond	7.83	5.51	5.80	6.94	04/30/91
New York Tax-Free Bond	7.48	5.51	5.95	6.81	08/28/86
New York Tax-Free Money	0.88	2.39	2.55	3.10	08/28/86
Virginia Tax-Free Bond	7.94	5.78	6.09	7.00	04/30/91
Tax-Efficient Balanced	-7.93	3.06	—	5.25	06/30/97
Tax-Efficient Growth	-23.71(a)	—	—	-9.18(a)	07/30/99
Tax-Efficient Multi-Cap Growth	-22.56(a)	—	—	-17.11(a)	12/29/00
Tax-Exempt Money	1.01	2.54	2.70	4.02	04/08/81
Tax-Free High Yield	5.54	3.79	5.46	7.94	03/01/85
Tax-Free Income	7.42	5.48	5.90	6.96	10/26/76
Tax-Free Income Fund—Advisor Class	—	—	—	*	09/30/02
Tax-Free Intermediate Bond	6.80	5.38	5.59	6.14	11/30/92
Tax-Free Short-Intermediate	4.94	4.85	4.68	5.62	12/23/83


(a)Not adjusted for redemption fees.

*No figure is provided because the fund`s performance is for a period of less than one year.

Outside Sources of Information

From time to time, in reports and promotional literature: (1) the fund`s total return performance, ranking, or any other measure of the fund`s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications, (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market

statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund`s performance; (4) the effect of tax-deferred compounding on the fund`s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund`s historical performance or current or potential value with respect to the particular industry or sector; and (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund.

Other Publications

From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund`s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund`s portfolio.

Other Features and Benefits

The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

CAPITAL STOCK

Tax-Efficient, Tax-Exempt Money, Tax-Free High Yield, Income, Intermediate Bond, and Short-Intermediate Funds

Currently, the T. Rowe Price Tax-Efficient Funds, Inc., which consists of three series, Tax-Efficient Balanced Fund, Tax-Efficient Growth Fund, and Tax-Efficient Multi-Cap Growth Fund; the T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., and the T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. are all organized as Maryland corporations.

The fund`s Charter authorizes the Board to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

Except to the extent that the fund`s Board might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Directors have provided that, as to any matter with respect to which a separate

vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

ORGANIZATION OF THE FUND

California and State Tax-Free Trusts

Currently, the T. Rowe Price California Tax-Free Income Trust consists of two series: California Tax-Free Bond Fund and California Tax-Free Money Fund. The T. Rowe Price State Tax-Free Income Trust consists of nine series: Florida Intermediate Tax-Free Fund, Georgia Tax-Free Bond Fund, Maryland Short-Term Tax-Free Bond Fund, Maryland Tax-Free Bond Fund, Maryland Tax-Free Money Fund, New Jersey Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, and Virginia Tax-Free Bond Fund, each of which represents a separate class of each Trust`s shares and has different objectives and investment policies.

For tax and business reasons, the funds were organized as Massachusetts business trusts and are registered with the SEC under the 1940 Act as diversified, open-end investment companies, commonly known as "mutual funds."

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the fund. In the event of the liquidation of the fund, each share is entitled to a pro-rata share of the net assets of the fund.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders` meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or a Trustee. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the fund, the shareholders of the fund paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.

federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling LLP, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

The financial statements of the funds listed below for the period ended February 28, 2003, and the report of independent accountants are included in each fund`s Annual Report for the period ended February 28, 2003. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the period ended February 28, 2003, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):

ANNUAL REPORT REFERENCES:
	CALIFORNIA TAX- FREE money	CALIFORNIA Tax- FREE bond
Financial Highlights, February 28, 2003	11	12
Portfolio of Investments, February 28, 2003	13-15	—
Statement of Net Assets, February 28, 2003	—	16-23
Statement of Assets and Liabilities, February 28, 2003	24	—
Statement of Operations, year ended February 28, 2003	25	25
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	26	26
Notes to Financial Statements, February 28, 2003	27-30	27-30
Report of Independent Accountants	31	31

	NEW JERSEY TAX-FREE BOND	FLORIDA INTERMEDIATE TAX-FREE	gEORGIA TAX-FREE BOND
Financial Highlights, February 28, 2003	9	8	8
Statement of Net Assets, February 28, 2003	10-15	9-12	9-13
Statement of Operations, year ended February 28, 2003	16	13	14
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	17	14	15
Notes to Financial Statements, February 28, 2003	18-21	15-17	16-19
Report of Independent Accountants	22	18	20

	NEW YORK tax-FREE bond	NEW YORK tax- FREE Money	VIRGINIA TAX-FREE bond
Financial Highlights, February 28, 2003	12	11	8
Statement of Net Assets, February 28, 2003	17-23	13-16	9-16
Statement of Operations, year ended February 28, 2003	24	24	17
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	25	25	18
Notes to Financial Statements, February 28, 2003	26-29	26-29	19-22
Report of Independent Accountants	30	30	23

	Maryland Short-Term Tax-free bond	Maryland tax-free bond
Financial Highlights, February 28, 2003	13	14
Statement of Net Assets, February 28, 2003	19-25	26-39
Statement of Operations, year ended February 28, 2003	40	40
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	41	41
Notes to Financial Statements, February 28, 2003	42-46	42-46
Report of Independent Accountants	47	47

Maryland Tax-Free Money
Financial Highlights, February 28, 2003	12
Statement of Net Assets, February 28, 2003	15-18
Statement of Operations, year ended February 28, 2003	40
Statement of Changes in Net Assets, year ended February 28, 2003, and period of March 30, 2001 (commencement of operations) through February 28, 2002	41
Notes to Financial Statements, February 28, 2003	42-46
Report of Independent Accountants	47


	tax-exempt money	tax-free high yield
Financial Highlights, February 28, 2003	2	2
Statement of Net Assets, February 28, 2003	3-12	3-25
Statement of Operations, year ended February 28, 2003	13	26
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	14	27
Notes to Financial Statements, February 28, 2003	15-17	28-31
Report of Independent Accountants	18	32


	tax-free intermediate bond	TAX-EFFICIENT BALANCED	tax-free short- intermediate
Financial Highlights, February 28, 2003	2	2	2
Statement of Net Assets, February 28, 2003	3-13	3-12	3-16
Statement of Operations, year ended February 28, 2003	14	13	17
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	15	14	18
Notes to Financial Statements, February 28, 2003	16-19	15-18	19-22
Report of Independent Accountants	20	19	23

	TAX-EFFICIENT Growth	tax-free income	tax-free income fUND— Advisor
Financial Highlights, February 28, 2003	2	2	3
Statement of Net Assets, February 28, 2003	3-8	4-23	4-23
Statement of Operations, year ended February 28, 2003	9	24	24
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	10	25	25
Notes to Financial Statements, February 28, 2003	11-14	26-29	26-29
Report of Independent Accountants	15	30	30

TAX-EFFICIENT Multi-Cap Growth
Financial Highlights, February 28, 2003	2
Portfolio of Investments, February 28, 2003	3-11
Statement of Assets and Liabilities, February 28, 2003	12
Statement of Operations, year ended February 28, 2003	13
Statement of Changes in Net Assets, years ended February 28, 2003, and February 28, 2002	14
Notes to Financial Statements, February 28, 2003	15-18
Report of Independent Accountants	19


RATINGS OF MUNICIPAL DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch IBCA, Inc.

AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking

funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody`s Investors Service, Inc. VMIG1/MIG-1 the best quality. VMIG2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. VMIG4/MIG-4 adequate quality, but there is specific risk.

Standard & Poor`s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

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Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.
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RATINGS OF COMMERCIAL PAPER

Moody`s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor`s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

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Fitch IBCA, Inc. F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.
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PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)Declaration of Trust of Registrant, dated June 13, 1986 (filed with Amendment No. 1)

(a)(2)Amendment No. 1 to Master Trust Agreement, dated August 1, 1986 (filed with Amendment No. 1)

(a)(3)Amendment No. 2 to Master Trust Agreement, dated January 21, 1987 (filed with Amendment No. 2)

(a)(4)Amendment No. 3 to Master Trust Agreement, dated February 13, 1991 (filed with Amendment No. 10)

(a)(5)Amendment No. 4 to Master Trust Agreement, dated December 22, 1992 (filed with Amendment No. 16)

(a)(6)Amendment No. 5 to Master Trust Agreement, dated January 28, 1993 (filed with Amendment No. 18)

(a)(7)Amendment No. 6 to Master Trust Agreement, dated November 25, 1994 (electronically filed with Amendment No. 25)

(a)(8)Amendment No. 7 to Master Trust Agreement, dated October 27, 1998 (electronically filed with Amendment No. 35 dated June 23, 2000)

(a)(9)Amendment No. 8 to Master Trust Agreement, dated March 15, 2001 (electronically filed with Amendment No. 37 dated March 29, 2001)

(b)By-Laws of Registrant, dated July 23, 1986, as amended to January 21, 1987 (electronically filed with Amendment No. 36 dated January 12, 2001)

(c)Specimen Stock Certificate for Maryland Tax-Free Bond Fund (filed with Amendment No. 4)

(d)(1)Investment Management Agreement between the Registrant on behalf of the Maryland Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 30)

(d)(2)Investment Management Agreement between the Registrant on behalf of the New York Tax-Free Money Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 30)

(d)(3)Investment Management Agreement between the Registrant on behalf of the New York Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 30)

(d)(4)Investment Management Agreement between the Registrant on behalf of the Virginia Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (filed with Amendment No. 11)

(d)(5)Investment Management Agreement between the Registrant on behalf of the New Jersey Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (filed with Amendment No. 11)

(d)(6)Investment Management Agreement between the Registrant on behalf of the Maryland Short-Term Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (filed with Amendment No. 17)

(d)(7)Investment Management Agreement between the Registrant on behalf of the Georgia Tax-Free Bond Fund and T. Rowe Price Associates, Inc. (filed with Amendment No. 19)

(d)(8)Investment Management Agreement between the Registrant on behalf of the Florida Insured Intermediate Tax-Free Fund and T. Rowe Price Associates, Inc. (filed with Amendment No. 19)

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(d)(9)Investment Management Agreement between the Registrant on behalf of the Maryland Tax-Free Money Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 37 dated March 29, 2001)
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(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 30)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, and September 4, 2002
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)Inapplicable

(n)Inapplicable

(p)Code of Ethics, dated April 1, 2002

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

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The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.
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Article VI, Section 6.4 of the Registrant's Master Trust Agreement provides as follows:

Section 6.4. Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the SubTrust or SubTrusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [ hereinafter referred to as a "Covered Person" ]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the SubTrust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trialtype inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 of the Registrant's Master Trust Agreement provides as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Article III, Section 3.2(l) of the Registrant's Master Trust Agreement provides as follows:

Section 3.2(l) Insurance. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability.

Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

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T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.
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T. Rowe Price Associates, Inc. ("Price Associates"), a Maryland corporation organized in 1947, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

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T. Rowe Price International, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. Rowe Price International") was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.
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T. Rowe Price Global Investment Services Limited ("Global Investment Services") is a British corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), a British corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also regulated by the English Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly owned subsidiary of T. Rowe Price Group, Inc.
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T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

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T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service its employees give to qualifying organizations of their choice are matched according to established guidelines.
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T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

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T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Marylandchartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non qualified employee benefit plans, individual retirement accounts, and common trust funds.
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T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

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T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of the partnership.
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T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns
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through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed-income securities.
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T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

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TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses T. Rowe Price Associates' investment technology personnel.
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TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.
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TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

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T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of T. Rowe Price Group, Inc., was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.
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Listed below are the directors and executive officers of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:
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Directors of T. Rowe Price Group, Inc.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett`s address is 13 Stanley Crescent, London W11 2NA, England.

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JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor, and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam`s address is Brandywine Plaza West, Suite 303, 1521 Concord Pike, Wilmington, Delaware 19803.
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DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.
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RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a senior partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.
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Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer is dean of the Johns Hopkins Bloomberg School of Public Health and professor of ophthalmology, epidemiology, and international health; Director of the Academy for Educational Development and of Becton Dickinson, a medical technology company; Chairman of the Expert Group on Health of the World Economic Forum's Global Governance Initiative and of the International Vitamin A Consultative Group Steering Committee; and senior medical advisor for Helen Keller International. Dr. Sommer's address is 615 N. Wolfe Street, Room 1041, Baltimore, Maryland 21205.
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ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.
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All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.:
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EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.
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JAMES T. BRADY, Director of T. Rowe Price Group, Inc.
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HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Director of T. Rowe Price Insurance Agency, Inc.; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., and T. Rowe Price Recovery Fund II Associates, L.L.C.
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JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; Director and President of T. Rowe Price Strategic Partners Associates, Inc.
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JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.
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WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc. and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.
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JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and The T. Rowe Price Program for Charitable Giving; Director of T. Rowe Price International, Inc., T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.
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GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.
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BRIAN C. ROGERS, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company.
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M. DAVID TESTA, Vice-Chairman of the Board, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company.
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Additional Executive Officers

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CRISTINA WASIAK, Chief Financial Officer and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, TRP Finance, Inc.
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Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.
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See also "Management of the Funds," in Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

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(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price

MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., and T. Rowe Price Inflation Protected Bond Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Patricia M. Archer	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
David A. Hueser	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas Kazmierczak, Jr.	Vice President	None
Salvador G. LaBella	Vice President	None
Cynthia W. LaRue	Vice President	None
Steven A. Larson	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Natalie C. Widdowson	Vice President	None
Jerome Tuccille	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Kimberly B. Andersen	Assistant Vice President	None
Shane Baldino	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Martin P. Brown	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Peter A. DeLibro	Assistant Vice President	None
Jon D. Dry	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
Janice D. McCrory	Assistant Vice President	None
Jennifer H. McDonnell	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Laurie K. Mitchell	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Dana P. Morgan	Assistant Vice President	None
Paul Musante	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Yani A. Peyton	Assistant Vice President	None
Gregory L. Phillips	Assistant Vice President	None
Naomi S. Proshan	Assistant Vice President	None
Jean E. Ramos-Izquierdo	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Linda C. Wright	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None
James Zurad	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this June 26, 2003.

T. Rowe Price State Tax-Free Income Trust

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardJune 26, 2003

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefJune 26, 2003

Joseph A. CarrierFinancial Officer)

*TrusteeJune 26, 2003

Anthony W. Deering

*TrusteeJune 26, 2003

Donald W. Dick, Jr.

*TrusteeJune 26, 2003

David K. Fagin

*TrusteeJune 26, 2003

F. Pierce Linaweaver

*TrusteeJune 26, 2003

Hanne M. Merriman

/s/William T. ReynoldsTrusteeJune 26, 2003

William T. Reynolds

*TrusteeJune 26, 2003

John G. Schreiber

/s/M. David TestaTrusteeJune 26, 2003

M. David Testa

*TrusteeJune 26, 2003

Hubert D. Vos

*TrusteeJune 26, 2003

Paul M. Wythes

*/s/Henry H. HopkinsVice President andJune 26, 2003

Henry H. HopkinsAttorneyInFact